Filed Pursuant to Rule 497(e)
File Numbers: 811-9118; 33-98454

October 4, 1996
662,210 Shares
DEM, Inc.
Common Stock

DEM, Inc. (the "Company"), a non-diversified, closed-end management investment company, is the nation's first closed-end fund sponsored by a minority-controlled investment banking firm. The principal investment objective of the Company is aggressive long-term growth through capital appreciation through investment in domestic emerging markets that it believes are positioned for growth. "Domestic emerging markets" are public companies that are controlled by African Americans, Hispanic Americans, Asian Americans and women that are located in the United States and its territories ("DEM Companies"). Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation. See "INVESTMENT OBJECTIVES AND POLICIES." The address of the Company is The World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, and its telephone number is (800) 752-1013. The Company's investment adviser is Chapman Capital Management, Inc. (the "Investment Adviser"). See "MANAGEMENT OF THE COMPANY."

	Shares of closed-end investment companies have in the past frequently traded at discounts from their net asset values. An investment in the Company involves certain other risks. See "RISK FACTORS." The Common
Stock trades on the Nasdaq SmallCap MarketSM under the symbol "DEMI." As of September 30, 1996, the last reported sale price of the Common Stock was $15.00. The net asset value per share of the Common Stock at September 30, 1996 was $14.94.

	This Prospectus sets forth concisely the information about the Company that a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated October 4, 1996, containing additional information about the Company, has been filed with the Securities and Exchange
Commission (the "SEC") and is hereby incorporated by reference in its entirety into this Prospectus. A copy of the Statement of Additional Information, the table of contents of which appears on page 24 of this Prospectus, may be obtained without charge by calling (800) 752-1013.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



Price to
Public

Sales Load
(1)
Proceeds to
Company (2)


Per Share
$15.00

$1.05
$13.95

Total
$9,933,150

$695,320.50
$9,237,829.50




(1)	The Company has agreed to indemnify the Underwriter against certain liabilities under the Securities Act of 1933.
(2)	Before deducting offering expenses payable by the Company, estimated to be $23,000.

	The shares of Common Stock offered by this Prospectus are offered on a best efforts basis by The Chapman Co. (the "Underwriter") subject to prior sale, withdrawal, cancellation or modification of the offer without notice, to delivery to and acceptance by the Underwriter and to certain further conditions. This offering will terminate upon sale of all the shares offered hereby unless earlier terminated by the Company or the Underwriter.

October 4, 1996					The Chapman Co.
						 Underwriter


PROSPECTUS SUMMARY


	The following summary is qualified in its entirety by the more detailed information included elsewhere in this Prospectus. Cross references in this summary are to headings in the body of the Prospectus.

The Company. The Company is a non-diversified, closed-end management investment company. See "THE COMPANY."

Investment Objectives and Policies.
The principal investment objective of the Company is aggressive long-term growth through capital appreciation through investment in domestic emerging markets that it believes are positioned for growth. "Domestic emerging markets" are public companies that are controlled by African Americans, Hispanic Americans, Asian Americans and women that are located in the United States and its territories. Both capital appreciation and income are considered in choosing specific investments, but the primary emphasis is on capital appreciation. The Company retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large and small market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities. See "RISK FACTORS--Investment in Small Companies." The Company's investment objectives and policies, other than those specified under "INVESTMENT OBJECTIVES AND POLICIES -- Fundamental Policies" in the Statement of Additional Information may be changed by the Board of Directors without the approval of stockholders.

To achieve the Company's investment objectives, the Company invests in a wide variety of types of portfolio companies and seeks to identify those companies it believes are positioned for growth. While the Company expects to invest in portfolio companies with large and small market capitalization, the Company believes that investing in small companies offers the potential for significant long-term capital appreciation. Most of the Company's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Company invests in companies with smaller market capitalization, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin BoardSM and the Pink SheetsSM.

While the primary objective of the Company is long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes, and other similar securities if the Investment Adviser deems such investments advisable. The Company may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC or lower by Standard and Poor's Corporation ("S&P") or "Caa" or lower by Moody's Investors Service, Inc. ("Moody's") or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." The Company is permitted to invest up to 35% of its assets in such "non-investment grade" or "junk" securities. See "INVESTMENT OBJECTIVES AND POLICIES," "RISK FACTORS -- Lower Rated Securities" and Appendix A.

The Company will not invest in foreign securities (including American Depository Receipts) or restricted securities as defined under Rule 144.

Plan of Distribution. A total of 662,210 shares of Common Stock will be offered on a best efforts basis at a price of $15.00 by The Chapman Co., acting as the dealer manager on an agency basis (the "Underwriter"). The minimum purchase is 100 shares. This offering is a continuation of the Company's initial public offering that commenced in December 1995 and was suspended in February 1996. During the period that the offering was suspended, an affiliate of the Company purchased a majority of the outstanding shares of the Company's Common Stock and offered such shares to the public in an offering registered by the Company with the SEC. Such offering has been successfully completed and all the expenses of such offering have been paid by such affiliate. See "PLAN OF DISTRIBUTION."

Trading Market.  The Common Stock is traded on the Nasdaq SmallCap
MarketSM.

Stock Symbol.  "DEMI."

Investment Adviser. Chapman Capital Management, Inc. is the Company's investment adviser (the "Investment Adviser" or "CCM"). The Investment Adviser is a wholly-owned subsidiary of the Underwriter. The Investment Adviser has been in the investment counseling business since 1988 and as of September 30, 1996 had approximately $220 million under management. The Company pays the Investment Adviser a fee for services provided to the Company that is computed monthly and paid monthly at the annual rate of
 .90% of the value of the Company's average weekly net assets during the immediately preceding month. See "MANAGEMENT OF THE COMPANY -- Investment Adviser."

Administrator. CCM is also the Company's administrator. The Company pays CCM a fee for services provided to the Company that is computed monthly and paid monthly at the annual rate of .15% of the value of the Company's average weekly net assets during the immediately preceding month.
Fund/Plan Services, Inc. acts as the Company's custody administrator and agent. The Company pays Fund/Plan Services, Inc. a fee for services provided to the Company that is payable monthly in arrears computed as of the last business day of the month at the annualized rate of .02%, .015% and .01% of the first $30 million, the next $70 million and any amount over $100 million, respectively, of the Company's net assets, subject to a minimum monthly fee of $400. See "MANAGEMENT OF THE COMPANY-- Administrator."

Custodian.  UMB Bank, N.A., acts as the Company's custodian.  See
"CUSTODIAN, TRANSFER AGENT, DIVIDEND-PAYING AGENT, REGISTRAR AND PLAN
AGENT."

Transfer Agent, Dividend-Paying Agent, Registrar and Plan Agent. Fund/Plan Services, Inc. acts as the Company's transfer agent, dividend-paying agent, registrar and agent under the Company's Dividend Reinvestment Plan. See "CUSTODIAN, TRANSFER AGENT, DIVIDEND-PAYING AGENT, REGISTRAR AND PLAN AGENT."

Dividends and Distributions. The Company pays quarterly dividends from its net investment income, if any (that is, income other than net realized capital gains) and distributes net realized capital gains, if any, annually. All dividends or distributions with respect to shares of Common Stock are reinvested automatically in additional shares through participation in the Company's Dividend Reinvestment Plan, unless a shareholder elects to receive cash. See "DIVIDENDS AND DISTRIBUTIONS; DIVIDEND REINVESTMENT PLAN."

Risk Factors. Investments in Small Companies and Thinly Traded Issues. Although the Investment Adviser believes that investing in small companies offers the potential for significant long-term capital appreciation, it also presents significant risks. The Company is designed for long-term investors who have the financial ability to accept greater investment risk in exchange for the potential of higher than average, long-term capital appreciation. Small companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management than larger or more well established companies. Securities of small companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. Furthermore, such companies are often traded on markets such as the OTC Bulletin BoardSM and the Pink SheetsSM where the trading market is thinner and the spread between bid and offer prices is larger than on the major exchanges or Nasdaq system. The nature of these trading markets may limit the flexibility of the Company to divest of portfolio securities quickly and at a reasonable price in response to market conditions. See "RISK FACTORS -- Investment in Small Companies."

		Limited Experience of the Investment Adviser. Although the Investment Adviser has acted as investment manager for various balanced and equity portfolios, and is currently acting as an investment adviser for an open-end diversified management investment company, prior to advising the Company, it had not acted as an adviser to a closed-end management investment company. See "RISK FACTORS -- Prior Experience of the Investment Adviser."

		Non-Diversified Status. The Company is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended, which means that the Company is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Company intends to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended, for qualification as a regulated investment company. As a non-diversified investment company, the Company may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, may be subject to greater risk with respect to portfolio securities. See "RISK FACTORS -- Non-Diversified Status."

		Lower Rated Securities. The Company may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." See "RISK FACTORS -- Lower Rated Securities" and Appendix A.

		Special Factors Relating to Closed-End Companies. The Company is a non-diversified, closed-end investment company designed for long-term investment and investors should not consider it a trading vehicle. Shares of closed-end investment companies frequently trade at a discount from net asset value. The Company cannot predict whether its shares will trade at, below or above net asset value. See "RISK FACTORS -- Special Factors
Relating to Closed-End Companies"; "INVESTMENT OBJECTIVES AND POLICIES."

		Anti-Takeover Provisions in Charter. Certain provisions of the Company's Charter may have the effect of inhibiting the Company's possible conversion to open-end status and limiting the ability of other persons to acquire control of the Company's Board of Directors. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices. See "COMMON STOCK -- Anti-Takeover Provisions in the Charter."

		Potential Conflict of Interest. The Company may utilize The Chapman Co., a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Adviser is a wholly-owned subsidiary of The Chapman Co. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and The Chapman Co. See "MANAGEMENT OF THE COMPANY--Investment Adviser" below and "OFFICERS AND DIRECTORS" in the Company's Statement of Additional Information. Mr. Chapman owns approximately 63% of the equity and has the right to cast approximately 71% of the votes entitled to be cast by stockholders of The Chapman Co. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Company's behalf by The Chapman Co. A majority of the Company's board of directors are independent directors and such directors have adopted procedures in compliance with the Investment Company Act of 1940 to address such conflict. See INVESTMENT ADVISORY AND OTHER SERVICES" and "BROKERAGE AND PORTFOLIO TRANSACTIONS" in the Company's Statement of Additional Information.

COMPANY EXPENSES

		The following table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Company based on the sales load that will be incurred at the time of purchase and an estimate of the Company's operating expenses for the current fiscal year:

Shareholder Transaction Expenses

	Sales Load (as a percentage of offering price)	7%
	Dividend Reinvestment Plan Fees (1)	0%

Annual Expenses (as a percentage of net assets) (2)
	Management Fees	.0.90%
	Other Expenses (3)	2.19%
	Total Annual Expenses (estimated)	3.09%
______________________

(1)	There is no charge to participants for reinvesting dividends and capital gains distributions (the fees of the Plan Agent (as defined below) are paid by the Company). Participants are charged a pro rata share of brokerage commissions on all open market purchases.
Currently, a $5.00 fee is charged by the Plan Agent upon any cash withdrawal or termination. This amount is in addition to any brokerage commissions charged to participants upon any cash withdrawal or termination of participation in the Plan. See "DIVIDEND
REINVESTMENT PLAN."

(2)	See "USE OF PROCEEDS" and "MANAGEMENT OF THE COMPANY."

(3)	Based upon estimated amounts of expenses for the Company's current fiscal year.

		Assuming the total number of shares offered are sold, the following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in the Company. These amounts are based upon payment by the Company of operating expenses (excluding offering expenses) at the levels set forth in the table above.

		Example

		An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return and reinvestment of all dividends and distributions at net asset value:

		1 Year	3 Years	5 Years	10 Years

		$86	$121	$157	$260

		The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Company will bear directly or indirectly. "Other Expenses" are based on estimated amounts for the current fiscal year. This example should not be considered a representation of future expenses of the Company and actual expenses may be greater or less than those shown. Moreover, while the examples assume a 5% annual return, the Company's performance will vary and may result in a return greater or less than 5%. In addition, while the example assumes reinvestment of all dividends and distributions at net asset value, participants in the Company's Dividend Reinvestment Plan may receive shares purchased or issued at a price or value different from net asset value. See "DIVIDENDS AND DISTRIBUTIONS"; "DIVIDEND REINVESTMENT
PLAN."





FINANCIAL HIGHLIGHTS



The following table summarizes certain selected financial data that have been derived from the audited financial statements as of December
31, 1995, and the unaudited financial statements as of June 30, 1996.
This information should be read in conjunction with the financial statements as of December 31, 1995 and June 30, 1996, and the notes thereto, which are included in the Statement of Additional
Information.



Six Months
Ended
June 30, 1996
(Unaudited)

Period November
30, 1995
(Commencement of
operations)
to December 31,
1995



Per Share Operating Performance:





Net asset value, beginning of
period
	13.77

	13.97

Net investment income
	0.03

	0.01

Net gain on securities (realized
and unrealized)
	0.35

	0.00

Total from investment operations
	0.38

	0.01

Distributions paid from:




Net investment income
	(0.05)

	0.00

Net realized gain on investments
	0.00

	0.00

Dilutive effect of organizational
costs
	0.00

	(0.21)

Net asset value, end of period
	14.10

	13.77






Market value per share, end of
period
	$15.50

	$15.00


Total Return*

3.68%



Ratios/Supplemental Data:




Net Assets, end of period (000
omitted)
	$4,858

	$4,743

Average commission rate paid
	5.00%

	0.00%

Portfolio turnover rate
	2.30%




Ratios to Average Net Assets:




Expenses
	3.23%

	0.04%

Net investment income
	0.50%

	1.45%






*  Does not reflect sales load
** Annualized






THE COMPANY

		DEM, Inc. is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended
(the "1940 Act"). The Company was incorporated under the laws of the State of Maryland on October 20, 1995. The Company's principal office is located at The World Trade Center-Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. The Company's telephone number is (800) 752-
1013.

USE OF PROCEEDS

		Assuming all of the shares of Common Stock are sold, the net proceeds of the offering will be approximately $9,237,829.50, after deducting the sales load and estimated offering expenses of the Company.

		The net proceeds of the offering will be invested in accordance with the Company's investment objectives and policies as soon as practicable after receipt of funds from investors; the Company currently anticipates investing funds within 90 days of receipt. Pending such investment, the proceeds may be invested in cash, high quality short-term debt securities, and/or high quality money market instruments.

INVESTMENT OBJECTIVES AND POLICIES

		The principal investment objective of the Company is aggressive long-term growth through capital appreciation through investment in domestic emerging markets that it believes are positioned for growth.
"Domestic emerging markets" are public companies that are controlled by African Americans, Hispanic Americans, Asian Americans and women that are located in the United States and its territories. Both capital appreciation and income are considered in choosing specific investments, but the primary emphasis is on capital appreciation. The Company retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large and small market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities. See "RISK FACTORS--Investment in Small Companies." The Company's principal investment objective of long-term growth through capital appreciation through investment in domestic emerging markets is not a "fundamental policy" of the Company and can therefore be changed by the Company without shareholder approval.

		In determining whether a specific portfolio company is "controlled" by African Americans, Hispanic Americans, Asian Americans or women, the Company will apply the following criteria: at least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups; a majority of the members of the board of directors of the company must be members of one or more of the listed groups; or a majority of the company's executive officers must be comprised of members of the listed groups.

		To achieve the Company's investment objectives, the Company invests in a wide variety of types of portfolio companies and seeks to identify those companies that are positioned for growth. Among other factors, the Investment Adviser considers a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions. The Company believes that domestic emerging markets represent one of America's fastest growing market segments and include well-diversified, high-growth segments of the economy including but certainly not limited to personal communications, media/entertainment, environmental services, applied/advanced technology, personal financial services and value-oriented consuming.

		While the Company invests in portfolio companies with large and small market capitalization, the Company believes that investing in small companies offers the potential for significant long-term capital appreciation. Most of the Company's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Company invests in companies with smaller market capitalization, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin BoardSM and the Pink SheetsSM. See "RISK FACTORS--Investment in
Small Companies."

		While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes, and other similar securities, which may include securities commonly termed "derivatives," as discussed below, if the Investment Adviser deems such investments advisable. The Company may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." The Company is permitted to invest up to 35% of its assets in such "non-investment grade" or "junk" securities. See "RISK FACTORS -- Lower Rated Securities" and Appendix A.

		The Company does not invest in foreign securities (including American Depository Receipts) or restricted securities as defined under Rule 144.

		The Company's investment objectives and policies, other than those specified in the Statement of Additional Information under "INVESTMENT OBJECTIVES AND POLICIES -- Fundamental Policies," may be changed by the Board of Directors without the approval of stockholders.

		The Company retains the flexibility to respond promptly to changes in market conditions and no minimum percentage of the Company's assets must be invested in DEM Companies at any time. Accordingly, during periods when the Investment Adviser believes a temporary defensive posture in the market is warranted, the Company has reserved the right to invest a significant proportion or all of its assets in the securities of non-DEM Companies that otherwise meet the Company's investment objectives, or alternatively, the Company may hold cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments. The securities of non-DEM Companies that otherwise meet the Company's investment objectives may or may not involve less risk than DEM Companies. Accordingly, to the extent that the Company adopts a temporary defensive posture in which it invests in non-DEM Companies, the Company's investments will continue to present significant risks. See "RISK FACTORS--Investment in Small Companies, --Non-Diversified Status, --Lower Rated Securities." The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the Investment Advisor's views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors. It is impossible to predict when or for how long the Company will employ defensive strategies, and to the extent it is so invested, the Company may not achieve its investment objectives. The Company will also invest in the instruments described above pending investment of the net proceeds of the offering.

		In addition to investments in marketable common stocks, marketable securities convertible into common stock and other securities consistent with the Company's investment objectives, the Company may, but is not required to, utilize various investment techniques for hedging, risk management and other investment purposes. These investment techniques may include, but are not limited to, lending of portfolio securities and entering into repurchase agreements. Such investment techniques are commonly referred to as "derivatives." Up to 20% of the Company's assets may be invested in derivatives such as options for hedging and risk management purposes or when, in the opinion of the Investment Adviser, derivatives can be expected to yield a higher investment return than other investment options.

		The Company seeks to increase its income by lending portfolio securities. Such securities loans will be secured by collateral in cash, cash equivalents, U.S. government securities, or such other collateral as may be permitted under the Company's investment program and by regulatory agencies. Additionally, the Company may enter, without limitation, into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. Repurchase agreements facilitate portfolio management and allow the Company to earn additional revenue. If the Company enters into repurchase agreements, it will do so in order to increase liquidity or as a temporary investment while the Company is evaluating the acquisition of suitable investments. See "INVESTMENT OBJECTIVES AND POLICIES" in the Statement of Additional Information.

		The following are some of the Company's fundamental policies which it may not change without the approval of the holders of a majority of its outstanding voting securities. The Company will not invest in foreign securities (including American Depository Receipts) or restricted securities as defined in Rule 144. For more information about the Company and its investment objectives and policies, including fundamental policies, see "INVESTMENT OBJECTIVES AND POLICIES" in the Statement of Additional Information.

RISK FACTORS

		Investors should consider the following risk factors associated with an investment in the Company.

		An investment in the Company's shares does not constitute a complete investment program since it involves the greater market risks inherent in seeking higher returns and is not recommended for short-term or risk averse investors. No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Company's particular investment choices will be successful. The prices of securities in which the Company may invest may also be more volatile than securities of issuers with larger market capitalizations and the Company's net asset value may therefore be subject to greater fluctuation than other investment companies that invest in equity securities.

Investment in Small Companies

		Because the Company intends to invest substantially all of its assets in securities of emerging companies with small market capitalizations, an investor should be aware of certain special considerations and risk factors relating to investments in such companies.
No assurance can be given that securities of small emerging companies will appreciate, that a sufficient number of appropriate investments will be available or that the Company's particular investment choices will be successful. Investors should also be aware of considerations and risks relating to the Company's investment practices. An investment in the Company should not itself be considered a balanced investment program and is intended to provide diversification as part of a more complete investment program. The Company is intended for long-term investors not seeking current income, who have the financial ability to accept greater investment risk in exchange for the potential of higher than average, long-term capital appreciation.

		Investing in small capitalization stocks can involve greater risk than is customarily associated with investing in securities of larger, more established companies. Small emerging companies may be subject to greater earnings fluctuation, lack of established markets for products or services, more limited financial resources and less depth of experienced management. Securities of small emerging companies generally have more limited marketability and may be subject to greater price volatility than securities of larger companies. They may be dependent for management on one or a few key persons, and can be more susceptible to losses and risks of bankruptcy. Transaction and trading costs in smaller capitalization stocks may be higher than those of larger capitalization companies, primarily because of more limited volumes and fewer active market markers.
These risks are in addition to the risks normally associated with any strategy seeking capital appreciation by investing in a portfolio of equity securities. Furthermore, such companies are often traded on markets such as the OTC Bulletin BoardSM and the Pink SheetsSM where the trading market is thinner and the spread between bid and offer prices is often larger than on the major exchanges or Nasdaq system. The nature of these trading markets may limit the flexibility of the Company to divest of portfolio securities quickly and at a reasonable price in response to market conditions.

Limited Experience of the Investment Adviser

		The Investment Adviser has acted as investment manager for various balanced and equity portfolios. Further, the Investment Adviser has acted and is currently acting as an investment adviser and manager for The Chapman Funds, Inc., an open-end, diversified management investment company which currently offers one money market fund. However, prior to advising the Company, the Investment Adviser had not acted as an adviser to a closed-end management investment company.

Non-Diversified Status

		The Company is classified as a non-diversified management investment company under the 1940 Act, which means that the Company is not limited by that Act in the proportion of its assets that may be invested in the securities of a single issuer. However, the Company complies and intends to continue to comply with the diversification requirements imposed by the U.S. Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "TAXATION" in the Company's Statement of Additional Information. As a non-diversified investment company, the Company may invest a greater proportion of its assets in the obligations of a smaller number of issuers and, as a result, may be subject to greater risk with respect to its portfolio securities.

Lower Rated Securities

		The Company may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC or lower by S&P or "Caa" or lower by Moody's or non-rated securities of comparable quality. These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." See Appendix A.

Special Factors Relating to Closed-End Companies

		The Company is a non-diversified, closed-end management investment company designed for long-term investment and investors should not consider it as a trading vehicle. Shares of closed-end investment companies frequently trade at a discount from net asset value. See "INVESTMENT OBJECTIVES AND POLICIES."

Potential Conflict of Interest

		The Company may utilize The Chapman Co., a broker-dealer registered under the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, in connection with the purchase or sale of portfolio securities in certain circumstances. The Investment Adviser is a wholly-owned subsidiary of The Chapman Co. Mr. Nathan A. Chapman, Jr., the President and Chairman of the Board of Directors of the Company, is also the President and Chairman of the Board of Directors of the Investment Adviser and The Chapman Co. See "MANAGEMENT OF THE COMPANY--Investment Adviser" below and "OFFICERS AND DIRECTORS" in the Company's Statement of Additional Information. Mr. Chapman owns approximately 63% of the equity and has the right to cast approximately 71% of the votes entitled to be cast by stockholders of The Chapman Co. Accordingly, these relationships represent a potential conflict of interest with respect to commissions and other fees on brokerage transactions conducted on the Company's behalf by The Chapman Co. A majority of the Company's board of directors are independent directors and such directors have adopted procedures in compliance with the Investment Company Act of 1940 to address such conflict. See INVESTMENT ADVISORY AND OTHER SERVICES" and "BROKERAGE AND PORTFOLIO TRANSACTIONS" in the Company's Statement of Additional Information.

NET ASSET VALUE AND MARKET PRICE INFORMATION

		The outstanding shares of Common Stock of the Company trade on the Nasdaq SmallCap MarketSM. The following table shows, for the Company's first two full fiscal quarters, the high and low bid information for the Common Stock; the net asset value per share of the Company as determined on the date closest to each quotation; and the percentage by which the shares of Common Stock of the Company traded at a premium over, or discount from, the Company's net asset value per share.

Quarter Ended
Bid
Quotations
($)
Net Asset
Value
($)
Premium or
(Discount)
Percentage


High
Low
High
Low
High
Low


March 31,
1996
15.00
15.00
13.85
13.77
8.30%
8.93%

June 30, 1996
15.00
15.00
14.83
13.78
1.15%
8.85%


		The bid quotations listed above reflect inter-dealer prices, without retail mark-up, mark-down or commission and may not necessarily represent actual transactions.

		During the first two full fiscal quarters of the Company's operation, the Company's shares have traded at a price greater than the Company's net asset value per share. Shares of closed-end investment companies have frequently traded at discounts from their net asset values and there can be no assurance that the Common Stock will continue to trade at a premium to its net asset value per share. On September 30, 1996, the Company's net asset value was $14.94 per share. As of September 30, 1996, the last reported sale price of the Common Stock on the Nasdaq SmallCap MarketSM was $15.00 per share reflecting a premium of $.06 of share price over net asset value per share as of September 30, 1996.

MANAGEMENT OF THE COMPANY
Board of Directors
		The business and affairs of the Company are managed under the direction of the Company's Board of Directors, and the day to day operations of the Company are conducted through or under the direction of the officers of the Company. The Company's Statement of Additional Information contains information as to the identity and background of the Company's directors and officers.
Investment Adviser
		The Investment Adviser, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Company in accordance with the Company's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Adviser was established in 1988 and is located at The World Trade Center - Baltimore,
401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.  The
Investment Adviser is a wholly-owned subsidiary of The Chapman Co., the Underwriter. Nathan A. Chapman, Jr., who is the controlling stockholder, President, Chief Executive Officer and Chairman of the Board of Directors of the Underwriter, is President and Chairman of the Board of Directors of the Company and President, Chief Executive Officer and Chairman of the
Board of Directors of the Investment Adviser.

		The Investment Adviser has sole investment discretion for the Company and makes all decisions affecting assets in the Company's portfolio under the supervision of the Company's Board of Directors and in accordance with the Company's stated policies. The Investment Adviser selects investments for the Company and places purchase and sale orders on behalf of the Company. The advisory fee payable to the Investment Adviser is payable monthly in arrears computed at the annualized rate of .90% of the Company's average weekly net assets during the preceding month.

		The Investment Adviser has been in the investment advisory business since 1988 and has served as the investment adviser to The Chapman Funds, Inc., a registered diversified open-end management investment company since 1988 which offers a money market fund. In addition, the Investment Adviser serves as portfolio manager to private accounts. As of September 30, 1996, the Investment Adviser had approximately $220 million in assets under management.

Portfolio Management
		Nathan A. Chapman, Jr. who has been the President and Chief Executive Officer of the Investment Adviser since 1988, is primarily responsible for management of the Company's assets. Mr. Chapman is the President and Chairman of the Board of the Company. Mr. Chapman also is and has been President and Chairman of the Board of Directors of The
Chapman Funds, Inc. since its inception in 1988.  Mr. Chapman founded The
Chapman Co., which owns the Investment Adviser, in 1987 and has been its President, Chief Executive Officer and Chairman of the Board since its inception. The Chapman Co. is a full-service brokerage and investment banking firm. As Mr. Chapman is the chief executive officer of a brokerage and investment banking firm, he does not devote his full time to the management of the Company's portfolio.
Administrator
		The Investment Adviser also serves as the Company's administrator (the "Administrator") pursuant to the Advisory and Administrative Services Agreement. The Administrator is located at The World Trade Center -
Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.
Under the Advisory and Administrative Services Agreement, the administration fee payable to the Administrator is payable monthly in arrears computed at the amortized rate of .15% of the Company's average weekly net assets during the preceding month.

		The Administrator provides office facilities and personnel adequate to perform the following services for the Company: oversight of the determination and publication of the Company's net asset value in accordance with the Company's policy as adopted from time to time by the Board of Directors; maintenance, and oversight of the maintenance, of the books and records of the Company as required under the 1940 Act; assistance in the preparation and filing of the Company's U.S. federal, state and local income tax returns; review of and arrangement for payment of the Company's expenses; preparation of financial information for the Company's proxy statements and quarterly, semi-annual and annual reports to the shareholders; preparation of certain of the Company's reports to the Securities and Exchange Commission; preparation of various reports pertaining to the business and affairs of the Company, including the performance of the Company's service providers; consultation with the Company's officers, accountants, legal counsel and others; responding to or referring shareholder inquiries; and assistance with such other services as generally are required to carry on the business and operations of the Company properly. See "MANAGEMENT OF THE COMPANY -- Investment Adviser" for a discussion of the relationship between the Company and Investment Adviser/Administrator.

		Fund/Plan Services, Inc. serves as the Company's custody administrator and agent (the "Custody Administrator") pursuant to the Custody Administration and Agency Agreement. The Custody Administrator is located at 2 West Elm Street, Conshohocken, Pennsylvania 19428. Under the Custody Administration and Agency Agreement, the fee payable to the Custody Administrator is payable monthly in arrears computed as of the last business day of the month at the annualized rate of .02%, .015% and .01% of the first $30 million, the next $70 million and any amount over $100 million, respectively, of the Company's net assets, subject to a minimum monthly fee of $400.

		The Custody Administrator provides the following services for the
Company: coordinates and processes portfolio trades; inputs and verifies portfolio trades; monitors pending and failed security trades; coordinates communications between brokers and banks to resolve operational problems;
advises the Company of any corporate action information; addresses and follows up on any dividend or interest discrepancies; processes the Company's expenses; interfaces with the accounting services provider and the transfer agent to research and resolve custody cash problems; and provides daily and monthly reports.

Control Person

		A single shareholder of the Company, Memphis Retirement System, owns 59% of the issued and outstanding Common Stock as of September 30, 1996. Accordingly, such shareholder has significant power to affect the affairs of the Company or to determine or influence the outcome of matters submitted to a vote of the shareholders including the election of directors. See "Control Persons and Principal Holders of Securities" in the Statement of Additional Information.
Estimated Expenses
		The Investment Adviser/Administrator is obligated to pay expenses associated with providing the services contemplated by the Advisory and Administrative Services Agreement. The Company pays all other expenses incurred in the operation of the Company including, among other things, expenses for legal and independent public accounting services, costs of printing proxies, stock certificates and shareholder reports, charges of the custodian, any sub-custodians and the transfer and dividend-paying agent, expenses in connection with the Company's Dividend Reinvestment
Plan, Securities and Exchange Commission fees, fees and expenses of unaffiliated directors, accounting and pricing costs, membership fees in trade associations, fidelity bond coverage for the Company's officers and employees, directors' and officers' errors and omissions insurance coverage, interest, brokerage costs and stock exchange fees, taxes, stock exchange listing fees and expenses, expenses of qualifying the Company's shares for sale in various states and foreign jurisdictions, litigation and other extraordinary or nonrecurring expenses and other expenses properly payable by the Company.

		In addition to the monthly fee payable under the Custody Administration and Agency Agreement, the Company is obligated to pay certain transactions charges and to reimburse the Custody Administrator monthly for all out-of-pocket expenses including telephone, postage, telecommunications, special reports, record retention and copying and sending materials to independent accountants for off-site audits.

		The Company may utilize The Chapman Co. in connection with a purchase or sale of securities when the Investment Adviser believes that, in accordance with the considerations set forth above regarding portfolio investments, the broker's charge for the transaction does not exceed usual and customary levels. In the event that the services of The Chapman Co.
are utilized in connection with a purchase or sale of securities to or by the Company, its commissions, fees or other remuneration for effecting such transaction will not exceed usual and customary broker's commissions if the sale is effected on a securities exchange or two percent of the sales price if the sale is effected in connection with a secondary distribution of such securities or one percent of the purchase or sale price of such securities if the sale is otherwise effected unless a larger commission is approved by the Securities and Exchange Commission. The Chapman Co. is a full-service brokerage and investment banking firm. As such, it provides financial and advisory services pursuant to agreements to a variety of emerging companies that fit within the Company's investment objectives. As a result, the Company may invest in companies that have such agreements with The Chapman Co. or its affiliates.

		Assuming the successful completion of the offering, the Investment Adviser estimates that the Company's annual operating expenses, including advisory, administrative and custody fees, exclusive of amortization of organization expenses, will be approximately $259,500. No assurance can be given, in light of the investment objectives and policies, however, that actual annual operating expenses will not be substantially more or less than this estimate.

		Costs incurred by the Company in connection with its organization were $28,340 and are being amortized on a straight-line basis over 60 months from the commencement of operations. Offering expenses are estimated at $23,000 are payable upon completion of the offering and will be charged to the Company's capital.

DIVIDENDS AND DISTRIBUTIONS
		The Company pays quarterly dividends of net investment income (other than net realized gains) to the holders of the Company's Common
Stock. Under the Company's current policy, which may be changed at any time by the Company's Board of Directors, the Company's quarterly dividends are made at a level that reflects the past and projected performance of the Company, which policy over time will be expected to result in the distribution of all net investment income of the Company. Net investment income of the Company consists of all interest and dividend income accrued on the Company's assets less all expenses of the Company. Expenses of the Company are accrued each day. Net realized capital gains, if any, are distributed to the stockholders at least once a year. For more information concerning the tax treatment of distributions to stockholders, see
"TAXATION."
DIVIDEND REINVESTMENT PLAN
		Under the Company's Dividend Reinvestment Plan (the "Plan"), a stockholder whose shares of Common Stock are registered in his own name will have all distributions from the Company reinvested automatically by Fund/Plan Services, Inc. (the "Plan Agent") as agent under the Plan, unless the stockholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless that service is not provided by the broker or nominee or the stockholder elects to receive distributions in cash.
Investors who own Common Stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to Company stockholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of Fund/Plan Services, Inc. as dividend-paying agent.

		If the Company declares a dividend or capital gains distribution payable either in shares of Common Stock or in cash, stockholders who are not Plan participants will receive cash and Plan participants will receive the equivalent amount in shares of Common Stock. When the market price of the Common Stock is equal to or exceeds the net asset value per share of the Common Stock on the Valuation Date (as defined below), Plan participants will be issued shares of Common Stock valued at the net asset value most recently determined as described in the Statement of Additional Information under "NET ASSET VALUE" or, if net asset value is less than 95% of the then current market price of the Common Stock, then at 95% of the market value. The Valuation Date is the dividend or capital gains distribution payment date or, if that date is not a trading day, the immediately preceding trading day.

		If the market price of the Common Stock is less than the net asset value of the Common Stock, or if the Company declares a dividend or capital gains distribution payable only in cash, a broker-dealer not affiliated with the Company, as purchasing agent for Plan participants (the "Purchasing Agent"), will buy Common Stock in the open market, on the Nasdaq System or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before the Purchasing Agent has completed its purchases, the market price exceeds the net asset value of the Common Stock, the average per share purchase price paid by the Purchasing Agent may exceed the net asset value of the Common Stock, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Company at net asset value. Additionally, if the market price exceeds the net asset value of shares before the Purchasing Agent has completed its purchases, the Purchasing Agent is permitted to cease purchasing shares and the Company may issue the remaining shares at a price equal to the greater of (a) net asset value or (b) 95% of the then current market price. In a case where the Purchasing Agent has terminated open market purchases and the Company has issued the remaining shares, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Company issues the remaining shares. The Plan Agent will apply all cash received as a dividend or capital gains distribution to purchase Common Stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event later than 30 days after that date, except when necessary to comply with applicable provisions of the federal securities laws.

		The Plan Agent will maintain all stockholder accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by a stockholder for personal and tax records.
The automatic reinvestment of dividends and capital gains will not relieve
Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common Stock in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each stockholder's proxy will include those shares purchased pursuant to the Plan.

		Plan participants are subject to no charge for reinvesting dividends and capital gains distributions. The Plan Agent's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Company. No brokerage charges apply with respect to shares of Common Stock issued directly by the Company as a result of dividends or capital gains distributions payable either in Common Stock or in cash.
Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to open market purchases made in connection with the reinvestment of dividends or capital gains distributions. Plan participants may terminate their participation in the Plan by written notice to the Plan Agent; provided that any such notice received by the Plan Agent less than ten days before the record date for any dividend shall not be effective with respect to such dividend or distribution. Currently, a $5.00 fee is charged by the Plan Agent upon any cash withdrawal or termination.

		Experience under the Plan may indicate that changes to it are desirable. The Company reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by the Plan Agent, with the Company's prior written consent, on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to the Plan Agent, 2 West Elm Street, Conshohocken, Pennsylvania
19428.
TAXATION
		The following discussion reflects applicable tax laws as of the date of this Prospectus.
Taxation of the Company
		The Company has elected and intends to qualify each year to be treated as a regulated investment company (a "RIC") for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Company must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Company otherwise qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will not be subject to federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income. If the Company is a personal holding company
(a "PHC"), then the federal corporate income tax will be applied at the highest rate of tax specified in Section 11(b) of the Code, currently 35%, with respect to any such undistributed income (in addition to the possible imposition of the personal holding company tax, described in Section 541 of the Code equal to 39.6 percent of undistributed personal holding company income (generally for this purpose the full amount of any undistributed income.)) The Company would be a PHC, generally, if at any time during the last half of its taxable year more than 50 percent in value of its outstanding stock is owned, directly or indirectly, by or for not more than 5 individuals. In addition, the Company will be subject to a nondeductible
4% excise tax on the amount by which the amount it distributes in any calendar year is less than a statutorily designated, required amount of its regulated investment company income and its capital gain net income
(generally 98%).

		The Company may acquire securities that do not pay interest currently in an amount equal to their effective interest rate, such as zero coupon, pay-in-kind, or delayed interest securities. As the holder of such a security, the Company is required to include in taxable income original issue discount that accrued on the security for the taxable year, even if the Company receives no payment on the security during the year. Because the Company must distribute annually substantially all of its investment company taxable income, including any original issue discount, in order to qualify as a RIC and to avoid imposition of the 4% excise tax, the Company may be required in a particular year to distribute dividends in an amount that is greater than the total amount of cash the Company actually receives as distributions on the securities it owns. Those annual distributions will be made from the Company's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Company may realize capital gains or losses from those sales, which would increase or decrease the Company's investment company taxable income or net capital gain.

		If in any year the Company should fail to qualify under Subchapter M as a regulated investment company, the Company would incur a regular corporate income tax upon its taxable income for the year, and the entire amount of its distribution would generally be characterized as ordinary income.
Taxation of Stockholders
	Distributions
		In general, all distributions to stockholders attributable to the Company's investment company taxable income will be taxable as ordinary income whether paid in cash or reinvested in additional shares of Common
Stock pursuant to the Dividend Reinvestment Plan.

		Although the Company does not expect to realize significant net capital gains, to the extent the Company does realize net capital gains, it intends to distribute such gains annually and designate them as capital gain dividends. Long-term capital gains dividends are taxable to stockholders as long-term capital gains, whether paid in cash or reinvested in additional shares of Common Stock, regardless of how long a stockholder has held Company shares.

		Stockholders receiving distributions in the form of additional shares of Common Stock purchased pursuant to the Dividend Reinvestment Plan will be treated for federal income tax purposes as having received the amount of cash used to purchase such shares. In general, the basis of such shares will equal the price paid by the Plan Agent for such shares, including brokerage commissions. For additional information, see "DIVIDEND REINVESTMENT PLAN."
	Sales of Shares
		In general, if a share of Common Stock is sold, the seller will recognize gain or loss equal to the difference between the amount realized on the sale and the seller's adjusted basis in the share. Capital gain or loss will be long-term capital gain or loss if the Common Stock that was sold had been held for more than one year. However, any loss recognized by a stockholder on Common Stock held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the stockholder and the stockholder's share of undistributed net capital gain. In addition, any loss realized on a sale of shares of Common Stock will be disallowed to the extent the shares disposed of are replaced within a period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any gain or loss realized upon a sale of Common Stock by a stockholder who is not a dealer in securities will generally be treated as capital gain or loss.
	Backup Withholding
		The Company may be required to withhold federal income tax at the rate of 31% of any dividend or redemption payments made to certain stockholders if such stockholders have not provided a correct taxpayer identification number and certain required certifications to the Company, or if the Secretary of the Treasury notifies the Company that the taxpayer identification number provided by a stockholder is not correct or that the stockholder has previously underreported its interest and dividend income. Stockholders can credit such withheld income taxes against their income tax liabilities.

		The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Company and investors in the shares of Common Stock and does not deal with all of the federal income tax consequences applicable to the Company, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Company.
For additional tax information, see "TAXATION" in the Company's Statement of Additional Information.

CUSTODIAN, TRANSFER AND DIVIDEND-
PAYING AGENT AND REGISTRAR

		UMB Bank, N.A., located at 928 Grand Avenue, Kansas City, Missouri 64105 will act as the custodian for the Company's assets. Fund/Plan Services, Inc., located at 2 West Elm Street, Conshohocken, Pennsylvania 19428 will act as the Company's dividend-paying agent, transfer agent and registrar.

PLAN OF DISTRIBUTION

		The Company is offering up to 662,210 shares of Common Stock. The shares of Common Stock will be offered on a "best-efforts" basis, by The Chapman Co., acting as the dealer-manager on an agency basis. The Termination Date of the offering is on the earlier to occur of the date the sale of all of the shares of Common Stock offered hereby is completed or the date determined by the Company or the Underwriter.

		Chapman Capital Management, Inc., the Company's Administrator and Investment Adviser is a wholly-owned subsidiary of the Underwriter. The principal business address of the Underwriter is 401 E. Pratt Street, 28th
Floor, Baltimore, Maryland 21202.

		The Common Stock will be offered to the public at $15.00 per share. The Underwriter will be paid a management fee of $.40 per share sold. In addition, the Underwriter and any other broker-dealer participating in the selling group will be paid a commission not in excess of $.65 per share sold.

		This offering represents a continuation of the Company's initial public offering. which commenced in December 1995. In connection with such offering, the Company offered shares of Common Stock to the public through the Underwriter on a best efforts basis pursuant to a placement agency agreement that included a minimum offering size. The Company sold in excess of the minimum number of shares and suspended the offering in February 1996. In February and March 1996, an affiliate of the Company acquired a majority of the outstanding shares of Common Stock and upon the effectiveness of a registration statement filed by the Company with the SEC, offered such shares to the public in May and June 1996. The offering of the affiliate's shares of Common Stock has been successfully completed and all expenses of the offering have been paid by such affiliate.

		In the Placement Agency Agreement, the Company has agreed to indemnify the Underwriter and its controlling persons with respect to certain liabilities, including liabilities under the Securities Act of 1933, as amended.

		The Underwriter has informed the Company that it does not intend to confirm sales to any accounts over which it exercises discretionary authority.

		To the extent permitted under the 1940 Act and the rules and regulations promulgated thereunder, the Company anticipates that the Underwriter may from time to time act as broker or dealer in connection with the execution of its portfolio transactions after it has ceased to be the Underwriter and, subject to certain restrictions under the 1940 Act, may act as broker while it is the Underwriter.

		The minimum investment requirement is 100 shares. Investors should consult their brokers concerning the manner and method of payment for shares of the Company.

		The Common Stock trades on the Nasdaq SmallCap MarketSM under the symbol "DEMI." As of September 30, 1996, the last reported sale price of the Common Stock was $15.00. The Chapman Co. makes a market in the Common
Stock; however, The Chapman Co. is not obligated to conduct market-making activities and any such activities may be discontinued at any time without notice, at its sole discretion. No assurance can be given as to the liquidity of, or the trading market for, the Common Stock as a result of any such market-making activities.

COMMON STOCK
		The Company is authorized to issue 500,000,000 shares of capital stock par value $.00001 per share, all of which shares have been classified as Common Stock. All shares of Common Stock have equal rights as to dividends and voting privileges and, when issued, will be fully paid and nonassessable. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Common Stock is entitled to its proportion of the Company's assets after debts and expenses. Shareholders are entitled to one vote per share and do not have cumulative voting rights.

		The following table shows the number of shares of Common Stock authorized, held by the Company and outstanding as of September 30, 1996.


Title of
Class
Amount
Authorized
Amount Held
by the
Company or
for its
Account
Amount
Outstanding
Exclusive of
Amount Held
by Company



Common Stock,
par value
$.00001
500,000,000
-0-
344,479.97


Anti-Takeover Provisions in the Charter

		The Company has provisions in its Charter and Bylaws that could have the effect of limiting the ability of other entities or persons to acquire control of the Company, to cause it to engage in certain transactions or to modify its structure. Commencing with the first annual meeting of stockholders, the Board of Directors will be divided into three classes having initial terms of one, two and three years, respectively. At the annual meeting of stockholders in each year thereafter, the term of one class will expire and directors will be elected to serve in the class for terms of three years. This provision could delay for up to two years the replacement of a majority of the Board of Directors. The Charter provides that the maximum number of directors that may constitute the Company's entire board is twelve. The maximum number of directors may be increased only by the affirmative vote of at least 75% of the Directors and of the holders of 75% of the shares of the Company entitled to be cast on the matter, unless approved by at least 75% of the Continuing Directors, as defined below, in which case a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such action. A director may be removed from office with or without cause only upon the vote of 75% of the shares of the Company entitled to be cast on the matter.

		In addition, conversion of the Company from a closed-end to an open-end investment company requires the affirmative vote of at least 75% of the directors and of the holders of 75% of the shares of the Company entitled to be cast on the matter, unless approved by at least 75% of the Continuing Directors, as defined below, in which case a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such conversion. If the Company were to be converted into an open-end investment company, it could be restricted in its ability to redeem its shares (otherwise than in kind) because, in light of the limited depth of the markets for certain securities in which the Company may invest, there can be no assurance that the Company could realize the then market value of the portfolio securities the Company would be required to liquidate to meet redemption requests.

		The affirmative votes of at least 75% of the directors and the holders of at least 75% of the shares of the Company are required to authorize any of the following transactions:

	(i) merger, consolidation or share exchange of the Company with or into any other person;

	(ii) issuance or transfer by the Company (in one or a series of transactions in any 12-month period) of any securities of the Company to any other person or entity for cash, securities or other property (or combination thereof) having an aggregate fair market value of $1,000,000 or more, excluding sales of securities of the Company in connection with a public offering, issuances of securities of the Company pursuant to a dividend reinvestment plan adopted by the Company or pursuant to a stock dividend and issuances of securities of the Company upon the exercise of any stock subscription rights distributed by the Company;

	(iii) sale, lease, exchange, mortgage, pledge, transfer or other disposition by the Company (in one or a series of transactions in any 12-month period) to or with any person of any assets of the Company having an aggregate fair market value of $1,000,000 or more, except for portfolio transactions effected by the Company in the ordinary course of business and except with respect to repurchases or redemptions of shares of the Company (transactions within clauses (i) and (ii) and this clause (iii) each being known individually as a "Business Combination");

	(iv) any proposal as to the voluntary liquidation or dissolution of the Company or any amendment to the Company's Charter to terminate its existence; and

	(v) any shareholder proposal as to specific investment decisions made or to be made with respect to the Company's assets.

		However, in the case of a Business Combination, a 75% shareholder vote will not be required if the transaction is approved by a vote of at least 75% of the Continuing Directors. In such case, a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such transaction if it is a transaction described in clause (i) or a transaction described in clause (iii) that involves a merger, consolidation or share transfer or a transfer of substantially all of the Company's assets with respect to which a shareholder vote is required under applicable state law and no shareholder vote will be required to approve such transaction if it is any other Business Combination. In addition, a 75% shareholder vote will not be required with respect to a transaction described in clause (iv) above if it is approved by a vote of at least 75% of the Continuing Directors (as defined below), in which case a majority of the votes entitled to be cast by shareholders of the Company will be required to approve such transaction.

		A "Continuing Director" is any member of the Board of Directors of the Company (i) who is not a person or affiliate of a person who enters or proposes to enter into a Business Combination with the Company (such person or affiliate, an "Interested Party") and (ii) who has been a member of the Board of Directors of the Company for a period of at least 12 months
(or since the commencement of the Company's operations, if less than 12 months) or is a successor of a Continuing Director recommended by a majority of the Continuing Directors then on the Board of Directors of the Company.

		The Company's Bylaws contain provisions the effect of which is to prevent matters, including nominations of directors, from being considered at shareholders' meetings where the Company has not received sufficient prior notice of the matters.

		Reference is made to the Charter and Bylaws of the Company, on file with the Securities and Exchange Commission, for the full text of these provisions. See "FURTHER INFORMATION." These provisions could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Company in a tender offer or similar transaction. In the opinion of the Board of Directors, however, these provisions offer several possible advantages. They may require persons seeking control of the Company to negotiate with its management regarding the price to be paid for the shares required to obtain such control; they promote continuity and stability and they enhance the Company's ability to pursue long-term strategies that are consistent with its investment objectives. The Board of Directors has determined that the foregoing voting requirements, which are generally greater than the minimum requirements under Maryland law and the 1940 Act, are in the best interests of shareholders generally.

STOCK PURCHASES AND TENDERS
		The Company's Board of Directors may consider, from time to time, but not more frequently than once every two years, repurchases of Common
Stock on the open market or in private transactions or the making of tender offers for Common Stock. The Company does not have a fundamental policy with respect to the repurchase of Common Stock and these repurchases are discretionary. There can be no assurance that the Board of Directors will, in fact, decide to effect repurchases of the Company's shares. See "STOCK PURCHASES AND TENDERS" in the Statement of Additional Information.
LEGAL MATTERS
		Venable, Baetjer and Howard, LLP, Baltimore, Maryland, as counsel for the Company, has rendered an opinion as to certain legal matters regarding the due authorization and valid issuance of the Common Stock being offered pursuant to this Prospectus. In addition, Venable, Baetjer and Howard, LLP serves as counsel to the Underwriter on an ongoing basis.
The Underwriter has not been separately represented in this offering.
Venable, Baetjer and Howard, LLP also serves as counsel to the Investment
Advisor on an on-going basis.
REPORTS TO SHAREHOLDERS
		The Company sends semi-annual and audited annual reports to shareholders, including a list of investments held.
EXPERTS
		The Financial Statements of the Company as of December 31, 1995 included in this Prospectus and elsewhere in the Registration Statement have been audited by Arthur Andersen LLP, independent public accountants as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in auditing and accounting in giving said report.
FURTHER INFORMATION
		This Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement that the Company has filed with the Securities and Exchange Commission.
The complete Registration Statement may be obtained from the Securities and Exchange Commission upon payment of the fee prescribed by its Rules and Regulations.

		As stated above, the Statement of Additional Information contains further information about the Company. The table of contents of the Statement of Additional Information is as follows:

	Page

	Investment Objectives and Policies	A-2
	Net Asset Value	A-6
	Taxation	A-6
	Officers and Directors	A-10
	Control Persons and Principal Holders of Securities	A-13
	Investment Advisory and Other Services	A-13
	Brokerage and Portfolio Transactions	A-15
	Stock Purchases and Tenders	A-16
	Performance Information		A-18
	Financial Statements	F-1
	Report of Independent Public Accountants	F-2


	No person has been authorized to give any information or to make any representations not contained in this Prospectus or the Statement of Additional Information and, if given or made, the information or representations must not be relied upon as having been authorized by the Company or the Company's Investment Adviser. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any security other than the shares of Common Stock offered by this Prospectus, nor does it constitute an offer to sell or a solicitation of an offer to buy the shares of Common Stock by anyone in any jurisdiction in which the offer or solicitation would be unlawful. Neither the delivery of this Prospectus nor any sale made hereunder will, under any circumstances, create any implication that there has been no change in the affairs of the Company since the date of this Prospectus. If any material change occurs while this Prospectus is required by law to be delivered, however, this Prospectus will be supplemented or amended accordingly.



								APPENDIX A

CORPORATE BOND RATINGS


Moody's Investors Service, Inc.

Aaa	Bonds that are rated Aaa are judged to be of the best quality.
they carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa
Securities.

A	Bonds that are rated A possess may favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	Bonds that are rated Baa are considered as medium-grade
obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds that are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Moody's applies numerical modifiers (l, 2, and 3) with respect to the bonds rated "Aa" through "B". The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

Caa	Bonds that are rated Caa are of poor standing.  These issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds that are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Ratings Group

AAA	This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A	Principal and interest payments on bonds in this category are regarded as safe. Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	This is the lowest investment grade.  Debt rated BBB has an
adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.



Speculative Grade

	Debt rated BB, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated C1 is reserved for income bonds on which no interest is being paid and debt rated D is in payment default.

	In July 1994, S&P initiated an "r" symbol to its ratings. The "r" symbol is attached to derivatives, hybrids and certain other obligations that S&P believes may experience high variability in expected returns due to non-credit risks created by the terms of the obligations.

"AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

"NR" indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

BA3DOCS1/0045938.01 EDGAR VERSION of BA3DOCS1/0045000.01








	No dealer, salesman, or
other person has been
authorized to give any
information or to make any
representation not contained
in this Prospectus.  If
given or made, such
information or
representation must not be
relied upon as having been
authorized by the Company or
any underwriter.  This
Prospectus does not
constitute an offer to sell
or the solicitation of an
offer to buy any security
other than the shares of
Common Stock offered by this
Prospectus, nor does it
constitute an offer to sell
or the solicitation of an
offer to buy shares of
Common Stock by anyone in
any jurisdiction in which
such offer or solicitation
would be unlawful.  Neither
the delivery of this
Prospectus nor any sale made
hereunder shall, under any
circumstances, create an
implication that there has
been no change in the facts
as set forth in the
Prospectus or in the affairs
of the Company since the
date hereof.
662,210 Shares

DEM, Inc.


Common Stock






_______________________





TABLE OF CONTENTS
_____________





PROSPECTUS




Page
_____________







Prospectus Summary		2


Company Expenses		5


Financial Highlights		7


The Company		7


Use of Proceeds		7
_______________________

Investment Objectives and
Policies		8


Risk Factors		10


Net Asset Value and Market
  Price Information....
	12


Management of the Company
	13


Dividends and Distributions
		16


Dividend Reinvestment Plan
	16


Taxation		18


Custodian, Transfer and
Dividend-


   Paying Agent and
Registrar		20


Plan of Distribution		20


Common Stock		21


Stock Purchases and Tenders
		23


Legal Matters		23


Reports to Shareholders
	24
October 4, 1996

Experts		24


Further Information		24


Corporate Bond Ratings
	Append
ix A


_______________________














Filed Pursuant to Rule 497(e)
File Numbers: 811-9118; 33-98454

Statement of Additional Information Dated October 4, 1996

DEM, INC.

STATEMENT OF ADDITIONAL INFORMATION

	DEM, Inc. (the "Company") is a non-diversified, closed-end management investment company. The principal investment objective of the Company is aggressive long-term growth through capital appreciation through investment in domestic emerging markets that it believes are positioned for growth. "Domestic emerging markets" are public companies that are controlled by African Americans, Hispanic Americans, Asian Americans and women that are located in the United States and its territories ("DEM Companies"). Both capital appreciation and income are considered in choosing specific investments, but the primary emphasis is on capital appreciation. The Company retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large and small market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities.

	This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Company dated October 4, 1996 (the "Prospectus"). This Statement of Additional Information does not include all the information that a prospective investor should consider before purchasing the Company's shares of common stock, and investors should obtain and read the Prospectus prior to purchasing shares. A copy of the Prospectus may be obtained without charge, by calling the Company at (800) 752-1013.

TABLE OF CONTENTS
	Page

	Investment Objectives and Policies	A-2
	Net Asset Value	A-6
	Taxation	A-6
	Officers and Directors	A-10
	Control Persons and Principal Holders of Securities	A-13
	Investment Advisory and Other Services	A-13
	Brokerage and Portfolio Transactions	A-15
	Stock Purchases and Tenders	A-16
	Performance Information		A-18
	Financial Statements	F-1
	Report of Independent Public Accountants	F-2


	The Prospectus and this Statement of Additional Information omit certain of the information contained in the registration statement filed with the Securities and Exchange Commission, Washington, D.C. (the "SEC"). These items may be obtained from the SEC upon payment of the fee prescribed, or inspected at the SEC's office at no charge.

This Statement of Additional Information is dated October 4, 1996


INVESTMENT OBJECTIVES AND POLICIES

		The principal investment objective of the Company is aggressive long-term growth through investment in domestic emerging markets that it believes are positioned for growth. "Domestic emerging markets" are public companies that are controlled by African Americans, Hispanic Americans, Asian Americans and women that are located in the United States and its territories. Both capital appreciation and income are considered in choosing specific investments, but the primary emphasis is on capital appreciation. The Company retains maximum flexibility as to the types of investments it may make and is permitted to invest in portfolio companies with large and small market capitalizations. Some of these investments may involve the purchase of securities directly from portfolio companies in initial or other public offerings of their securities. See "RISK FACTORS-- Investment in Small Companies" in the Prospectus. The Company's principal investment objective of long-term growth through capital appreciation through investment in domestic emerging markets is not a "fundamental policy" of the Company and can therefore be changed by the Company without shareholder approval.

		In determining whether a specific portfolio company is "controlled" by African Americans, Hispanic Americans, Asian Americans or women, the Company will apply the following criteria: at least 10% of the company's outstanding voting securities must be beneficially owned by members of one or more of the listed groups; a majority of the members of the board of directors of the company must be members of one or more of the listed groups; or a majority of the company's executive officers must be comprised of members of the listed groups.

		The Company will seek to identify businesses that are DEM Companies through research by the Investment Adviser. Such research will include: requests to specific companies for details of their ownership and management; independent research for the details of specific companies' ownership and management including company visits and checks with government agencies for companies that have registered as minority or women-owned business enterprises or are recognized as such by government agencies; the review of business lists compiled by magazines and other publications which list DEM Companies; the examination of companies that generally market themselves as DEM Companies; and the review of annual reports and other regulatory filings.

		To achieve the Company's investment objectives, the Company invests in a wide variety of types of portfolio companies and seeks to identify those companies that are positioned for growth. Among other factors, the Investment Adviser considers a company's above average earnings growth, high potential profit margins, innovative products, high quality management, and competitive advantage in making investment decisions. The Company believes that domestic emerging markets represent one of America's fastest growing market segments and include well-diversified, high-growth segments of the economy including but certainly not limited to personal communications, media/entertainment, environmental services, applied/advanced technology, personal financial services and value-oriented consuming. While the Company invests in portfolio companies with large and small market capitalizations, the Company believes that investing in small companies may offer the potential for significant long-term capital appreciation. Most of the Company's investments are in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets. To the extent the Company invests in companies with smaller market capitalization, the securities of such companies may be traded in such over-the-counter markets as the OTC Bulletin BoardSM and the Pink SheetsSM. See "RISK FACTORS--Investment in Small Companies" in the Prospectus.

		While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes, and other similar securities, which may include securities commonly termed "derivatives," as discussed below, if the Investment Adviser deems such investments advisable. The Company may invest in fixed-income securities rated in the lower rating categories of recognized statistical rating agencies, such as securities rated "CCC" or lower by Standard and Poor's Corporation or "Caa" or lower by Moody's
Investors Service, Inc. or non-rated securities of comparable quality.
These debt securities are predominantly speculative, involve major risk exposure to adverse conditions and are often referred to in the financial press as "junk bonds." See "RISK FACTORS -- Lower Rated Securities" and Appendix A in the Prospectus.

		The Company does not invest in foreign securities (including American Depository Receipts) or restricted securities as defined under Rule 144.

		The Company is authorized to lend securities it holds to brokers, dealers and other financial organizations, but it will not lend securities to any affiliate of the Investment Adviser unless the Company applies for and receives specific authority to do so from the SEC. The Company's loans of securities are collateralized by cash, letters of credit or U.S.
Government securities that are maintained at all times in a segregated account in an amount equal to the current market value of the loaned securities. From time to time, the Company may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Company and that is acting as a "finder."

		By lending its securities, the Company can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The portfolio adheres to the following conditions whenever it lends its securities: (1) the Company must receive at least 100% cash collateral or equivalent securities from the borrower, which amount of collateral is maintained by daily marking to market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Company must be able to terminate the loan at any time; (4) the Company must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value;
(5) the Company may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower, except that, if a material event adversely affecting the investment in the loaned securities occurs, the Company's Board of Directors must terminate the loan and regain the Company's right to vote the securities. Such investment techniques are commonly referred to as "derivatives." Up to 20% of the Company's assets may be invested in derivatives such as options for hedging and risk management purposes or when, in the opinion of the Investment Adviser, derivatives can be expected to yield a higher investment return than other investment options.

		The Company may enter, without limitation, into "repurchase agreements" pertaining to the securities in which it may invest with securities dealers or member banks of the Federal Reserve System. A repurchase agreement arises when a buyer such as the Company purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate which is effective for the period of time the buyer's money is invested in the security and which is related to the current market rate rather than the coupon rate on the purchased security. Such agreements permit the Company to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Company requires continual maintenance by its custodian for its account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the resale price. In the event a vendor defaulted on its repurchase obligation, the Company might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a vendor's bankruptcy, the Company might be delayed in, or prevented from, selling the collateral for the Company's benefit. The Company's Board of Directors has established procedures, which are periodically reviewed by the Board, pursuant to which the Investment Adviser monitors the creditworthiness of the dealers and banks with which the Company enters into repurchase agreement transactions.

				The Company retains the flexibility to respond promptly
to changes in market conditions and no minimum percentage of the Company's assets must be invested in DEM Companies at any time.  Accordingly, during periods when the Investment Adviser believes a temporary defensive posture in the market is warranted, the Company has reserved the right to invest a significant proportion or all of its assets in the securities of non-DEM
Companies that otherwise meet the Company's investment objectives, or alternatively, the Company may hold cash (U.S. dollars) and/or invest any portion or all of its assets in high quality short-term debt securities and money market instruments.  The securities of non-DEM Companies that otherwise meet the Company's investment objectives may or may not involve less risk than DEM Companies.  Accordingly, to the extent that the Company adopts a temporary defensive posture in which it invests in non-DEM
Companies the Company's investments will continue to present significant risks.  See "RISK FACTORS--Investment in Small Companies, --Non-Diversified
Status, --Lower Rated Securities" in the Prospectus.  The decision to adopt a temporary defensive posture may be affected by such factors as market conditions generally, the Investment Advisor's views on the direction of movement of the stock prices of specific targeted portfolio companies and other related factors.  It is impossible to predict when or for how long the Company will employ defensive strategies, and to the extent it is so invested, the Company may not achieve its investment objectives.

Fundamental Policies

		The following investment restrictions are fundamental and cannot be changed without the approval of holders of a majority of the Company's outstanding voting shares, which, as used here, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares. The Company's investment policies that are not designated fundamental policies may be changed by the Company without shareholder approval. The percentage limitations set forth below, as well as those described in the Prospectus, are measured and applied only at the time an investment is made or other relevant action is taken by the Company. The investment policies adopted by the Company prohibit the Company from:

		(1)	Issuing senior securities, borrowing money or pledging its
assets, except that the Company may borrow from a lender (i) for temporary or emergency purposes, (ii) for such short-term credits as may be necessary for the clearance or settlement of transactions, (iii) to finance repurchases of its shares (see "Stock Purchases and Tenders") in amounts not exceeding 10% (taken at the lower of cost or current value) of its total assets (not including the amount borrowed), or (iv) to pay any dividends required to be distributed in order for the Company to maintain its qualification as a regulated investment company under the Code or otherwise to avoid taxation under the Code. Additional investments will not be made when borrowings exceed 5% of the Company's total assets. The
Company may pledge its assets to secure such borrowings.

		(2)	Purchasing securities on margin.

		(3)	Underwriting the securities of other issuers, except insofar as the Company may be deemed an underwriter in the course of disposing of portfolio securities.

		(4)	Concentrating investments in particular industries.  The
Company's policy is not to concentrate investments, i.e., to limit its investments in any one industry, so that it will make no additional investment in any industry if such investment would result in its having over 25% of the value of its assets at the time in such industry.

		(5)	Engaging in the purchase and sale of real estate or real
estate or mortgage-backed securities.

		(6)	Purchasing or selling commodities or commodities contracts.

		(7)	Making loans to others, except through the purchase of
qualified (publicly distributed bonds, debentures or other securities) debt obligations, the entry into repurchase agreements and loans of portfolio securities consistent with the Company's investment objectives and policies.

		(8)	Investing in foreign securities (including American
Depository Receipts).

		(9)	Investing in restricted securities as defined in Rule 144.

Other Investment Policies

		The policy of the Company is not to invest its funds for the purpose of purchasing working control in companies except when and if, in the judgment of the Investment Adviser, such investment is deemed advisable. This policy of the Company, which is established by the Board of Directors, is subject to change without stockholder approval.

	Portfolio Turnover. The policy of the Company with respect to portfolio turnover will be to make such changes in its portfolio as its Investment Adviser shall from time to time recommend. The Company cannot accurately predict its turnover rate, but anticipates that its annual quarterly portfolio turnover will not exceed 50%.


NET ASSET VALUE

		Net asset value is calculated (a) no less frequently than weekly,
(b) on the last business day of each month and (c) at any other times determined by the Company's Board of Directors. Net asset value is calculated by dividing the value of the Company's net assets (the value of its assets less its liabilities, exclusive of capital stock and surplus) by the total number of shares of Common Stock outstanding. All securities for which market quotations are readily available are valued at the closing price quoted for the securities prior to the time of determination (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than the quoted closing price).
Although the Company seeks to take into account material changes in value occurring after the close of a market and before the time the Company's net asset value is determined, there can be no assurance that it will always be able to do so. Securities that are traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued as determined in good faith by the Board of Directors. In making this determination the Board considers, among other things, publicly available information regarding the issuer, market conditions and values ascribed to comparable companies. In instances where the price determined above is deemed not to represent fair market value, the price is determined in such manner as the Board may prescribe. Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term of maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Company was more than 60 days, unless this is determined by the Board of Directors not to represent fair value. All other securities and assets are taken at fair value as determined in good faith by the Board of Directors, although the actual calculation may be done by others.

		The Common Stock trades on the Nasdaq SmallCap MarketSM under the symbol "DEMI". In recent periods, shares of closed-end investment companies have generally traded at a discount from net asset value, but in some cases have traded above net asset value. Among the factors which may be expected to affect whether shares of the Company trade above or below net asset value are portfolio investment results and supply and demand for shares of the Company. The Company cannot predict whether the Common Stock will trade at, above or below net asset value.

TAXATION

		The following discussion reflects certain applicable tax laws as of the date of this Statement of Additional Information. For additional tax information see "TAXATION" in the Company's Prospectus.

Taxation of the Company

		The Company has elected and intends to qualify each year to be treated as a regulated investment company for federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Company must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities and gains from the sale or other disposition of securities or certain other related income;
(b) derive less than 30% of its gross income from the sale or other disposition of securities and certain other investments held for less than three months (the "short-short rule"); and (c) diversify its holdings so that at the end of each fiscal quarter (i) at least 50% of the value of the Company's assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the value of the Company's assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Company's assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the Company controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

		If the Company qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will not be subject to federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income. See "TAXATION --
Taxation of the Company" in the Prospectus. In addition, the Company will be subject to a nondeductible 4% excise tax on the amount by which the income it distributes in any calendar year is less than a statutorily designated, required amount. For purposes of the excise tax, the required distribution for any calendar year equals the sum of: (a) 98% of the Company's ordinary income for such calendar year; (b) 98% of the Company's capital gain net income for the one-year period ending on October 31 of that year; and (c) 100% of the Company's undistributed ordinary income and capital gain net income from prior years. For purposes of the excise tax, any ordinary income or capital gain net income retained by, and taxed in the hands of, the Company will be treated as having been distributed. The Company may elect to retain its net capital gain and pay corporate income tax thereon. In such event, each stockholder of record on the last day of the Company's taxable year would be required to include in income for tax purposes his or her proportionate share of the Company's undistributed net capital gain. Each stockholder would be entitled to credit his or her proportionate share of the tax paid by the Company against his federal income tax liabilities and to claim refunds to the extent that the credit exceeds such liabilities. In addition, the stockholder would be entitled to increase the basis of his shares for federal income tax purposes by an amount equal to 65% of his proportionate share of the undistributed net capital gain.

		The Company may elect to retain all or a portion of its net capital gain, as described under "Taxation of Stockholders" below.

		Any capital losses resulting from the disposition of securities can only be used to offset capital gains and cannot be used to reduce the Company's ordinary income. Such capital losses may be carried forward by the Company for eight years.

		The Company may acquire securities which do not pay interest currently in an amount equal to their effective interest rate, such as zero coupon, pay-in-kind, or delayed interest securities. As the holder of such a security, the Company is required to include in taxable income the original issue discount that accrues on the security for the taxable year, even if the Company receives no payment on the security during the year. Because the Company must distribute annually substantially all of its investment company taxable income, including any original issue discount, in order to qualify as a regulated investment company and to avoid imposition of the 4% excise tax, the Company may be required in a particular year to distribute dividends in an amount that is greater than the total amount of cash the Company actually receives as distributions on the securities it owns. Those distributions will be made from the Company's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Company may realize capital gains or losses from those sales, which would increase or decrease the Company's investment company taxable income or net capital gain. In addition, such gains may be realized on the disposition of securities held for less than three months. Because of the short-short rule, (as described above) and its possible effect on the Company's qualification as a regulated investment company for tax purposes, such gains could reduce the Company's ability to sell other securities, or certain options, futures or forward contracts, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

		The Company may also acquire securities at a market discount. Market discount is generally equal to (other than in the case of an obligation issued with original issue discount) the excess of the stated redemption price of the obligation at maturity over the purchase price at which it is acquired by a subsequent purchaser. Market discount is treated as interest income, rather than as capital gain, when recognized by the purchaser.

		The Company's taxable income will in part be determined on the basis of reports made to the Company by the issuers of the securities in which the Company invests. The tax treatment of certain securities in which the Company may invest is not free from doubt and it is possible that an Internal Revenue Service examination of the issuers of such securities or of the Company could result in adjustments to the income of the Company.

Taxation of Stockholders

		Dividends (other than capital gain dividends) distributed by the Company may be eligible for the dividends received deduction in the hands of corporate stockholders, to the extent that the Company's taxable income consists of dividends received from domestic corporations and certain other requirements as generally described in Section 854 of the Code are met.

		Dividends and other distributions by the Company are generally taxable to the stockholders at the time the dividend or distribution is made. However, any dividends declared by the Company in October, November or December and made payable to stockholders of record in such a month would be taxable to stockholders as of December 31, provided that the dividend is paid no later than the following January.

		If a stockholder purchases shares of Common Stock at a cost that reflects an anticipated dividend, such dividend will be taxable even though it represents economically in whole or in part a return of the purchase price. Investors should consider the tax implications of buying shares shortly prior to a dividend distribution.

		The Company will, within 60 days after the close of its taxable year, send written notices to stockholders regarding the tax status of all distributions made during the year. The foregoing discussion is a summary of certain of the current federal income tax laws regarding the Company and investors in the shares of Common Stock, and does not deal with all of the federal income tax consequences applicable to the Company, or to all categories of investors, some of which may be subject to special rules. Prospective investors should consult their own tax advisers regarding the federal, state, local, foreign and other tax consequences to them of investments in the Company.

		For additional information on taxation, see "Taxation" in the Company's Prospectus.


OFFICERS AND DIRECTORS


NAME AND ADDRESS

AGE

OFFICE
PRINCIPAL OCCUPATIONS
DURING PAST FIVE
YEARS






Nathan A. Chapman,
Jr.*
401 E. Pratt St.,
28th Floor
Baltimore, Maryland
21202
38
President,
Chairman of
Board of
Directors and
Director
President, Chief
Executive Officer and
Treasurer since 1986
of The Chapman Co.
and President and
Chief Executive
Officer of Chapman
Capital Management,
Inc. since 1988.
President and
Chairman of the Board
of The Chapman Funds,
Inc. since 1988.


Ronald A. White
401 E. Pratt St.,
28th Floor
Baltimore, Maryland
21202


46
Director
President, law firm
of Ronald A. White,
P.C. since 1982,
Director of The
Chapman Funds, Inc.


Earl U. Bravo, Sr.
401 E. Pratt St.,
28th Floor
Baltimore, Maryland
21202

48
Vice President
and Secretary
Chief Operating
Officer of The
Chapman Co. since
1992.  From 1990
until 1992, President
of Chapman Capital
Management, Inc.


M. Lynn Ballard
401 E. Pratt St.,
2
8
t
h

F
l
o
o
r
Baltimore, Maryland
2
1
2
0
2

53
Treasurer
Controller of The
Chapman Co. and
Treasurer of The
Chapman Funds, Inc.
since 1988.


Bonnie Gillette
401 E. Pratt St.,
2
8
t
h

F
l
o
o
r
Baltimore, Maryland
2
1
2
0
2

43
Assistant
Secretary
Secretary of The
Chapman Co., Chapman
Capital Management,
Inc. and The Chapman
Funds, Inc. since
1988.


James B. Lewis
401 E. Pratt St.,
28th Floor
Baltimore, Maryland
21202
48
Director
City
Administrator/Manager
, City of Rio Rancho,
New Mexico since
March 1996, Chief
Clerk-State
Corporation
Commission, 1995 to
1996. Chief of Staff,
Office of the
Governor from 1991 to
1995.  New Mexico
State Treasurer, 1985
to 1991.  County
Treasurer, Bernadillo
County 1982 to 1985.
Director of The
Chapman Funds, Inc.


Lottie H.
Shackelford
401 E. Pratt St.,
28th Floor
Baltimore, Maryland
21202
54
Director
Executive Vice
President Global USA
since 1995, City
Director of the City
of Little Rock,
Arkansas from 1978 to
1995, City Mayor of
Little Rock, Arkansas
from 1987 to 1989;
Vice Chair,
Democratic National
Committee, 1989, Co-
Chair, Democratic
National Committee,
1988.
Director of The
Chapman Funds, Inc.


Robert L. Wallace
401 E. Pratt St.,
28th Floor
Baltimore, Maryland
21202
39
Director
President since 1993
of the BITH Group,
Inc.  Senior Vice
President of ECS
Technology Inc. from
1992 to 1993.
Assistant Vice
President Maryland
National Bank from
1990 to 1992.  Author
"Black Wealth Through
Black
Entrepreneurship."




________________________

*Director is interested person of the Company as defined in the 1940 Act.

		The Company will pay each of its directors who is not an affiliated person (as defined in the 1940 Act) of the Investment Adviser a fee of $1,000 per Board meeting attended and will reimburse any out-of-pocket expenses. Messrs. Lewis and White and Ms. Shackelford are also directors of The Chapman Funds, Inc., an open end management investment company in the same "fund complex" as the Company (as that term is defined under the 1940 Act) and are paid $1,000 per meeting of the board of directors of The Chapman Fund, Inc. that they attend.



Compensation Table
(Estimated for the year ended December 31, 1996)





Name of
Person/Position


Aggregate
Compensat
ion from
Company

Pension
or
Retiremen
t
Benefits
Accrued
as Part
of
Company
Expenses


Estimate
d Annual
Benefits
upon
Retireme
nt

Total
Compensat
ion
from
Company
and
Fund
Complex
Paid to
Directors


NATHAN A. CHAPMAN,
JR.
Director,
Chairman,
President

None

None

None

None


RONALD A. WHITE
Director

$4,000

None

None

$8,000


JAMES B. LEWIS
Director

$4,000

None

None

$8,000


LOTTIE H.
SHACKELFORD
Director

$4,000

None

None

$8,000


ROBERT L. WALLACE
Director

$4,000

None

None

$4,000






		The Company will pay each of its directors who is not an affiliated person (as defined in the 1940 Act) of the Investment Adviser a fee of $1,000 per Board meeting attended and will reimburse any out-of-pocket expenses. Messrs. Lewis and White and Ms. Shackelford are also directors of The Chapman Funds, Inc., an open end management investment company in the same "fund complex" as the Company (as that term is defined under the 1940 Act) and are paid $1,000 per meeting of the board of directors of The Chapman Fund, Inc. that they attend. No officer or director of the Company is paid more than $60,000 in connection with their services to the Company.

		The Charter and Bylaws of the Company provide that the Company will indemnify directors and officers and may indemnify employees or agents of the Company against liabilities and expenses incurred in connection with litigation in which they may be involved because of their positions with the Company to the fullest extent permitted by law. In addition, the Company's Charter provides that the Company's directors and officers will not be liable to shareholders for money damages, except in limited instances. However, nothing in the Charter or the Bylaws of the Company protects or indemnifies a director, officer, employee or agent against any liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. No insurance obtained by the Company shall protect or purport to protect officers or directors, the investment adviser or any principal underwriter of the Company against any liability to the Company or its shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties.

		Commencing with the first annual meeting of shareholders, the Board of Directors will be divided into three classes, having terms of one, two and three years, respectively. At the annual meeting of shareholders in each year thereafter, the term of one class will expire and directors will be elected to serve in that class for terms of three years. See
"COMMON STOCK -- Anti-Takeover Provisions in the Charter" in the Company's Prospectus.




CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table lists all persons known to the Company to own of record or beneficially five percent or more of the Company's outstanding Common Stock as of September 30, 1996 and the ownership of all directors and executive officers of the Company as a group.

Name
Address
Percentage of
Securities Owned





Memphis Retirement
System
125 North Main
Street
Room 366
Memphis, TN  38103
59%(1)





All current
directors and
executive officers
as a group
The World Trade
Center-Baltimore
401 East Pratt
Street
Baltimore, MD
21201
(2)

___________________

(1)	To the Company's knowledge, the shares of Common Stock are owned beneficially and of record.
(2)	Less than 1% of shares outstanding.

Because one shareholder of the Company owns 59% of the issued and outstanding Common Stock as of September 30, 1996, such shareholder is deemed to control the Company. Accordingly, such shareholder has significant power to affect the affairs of the Company or to determine or influence the outcome of matters submitted to a vote of the shareholders including the election of directors.


INVESTMENT ADVISORY AND OTHER SERVICES

		The Investment Adviser, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Company in accordance with the Company's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Adviser was established in 1988 and is located at The World Trade Center - Baltimore,
401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

		The Investment Adviser is a wholly-owned subsidiary of The Chapman Co. Nathan A. Chapman, Jr., who is the controlling stockholder of The Chapman Co. is a controlling person (as that term is defined under the 1940 Act) of The Chapman Co. and, therefore, a controlling person of the
Investment Adviser.   The Chapman Co. is a broker-dealer registered under
the Securities and Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Chapman Co. is the only minority controlled full service securities firm headquartered in Maryland and has qualified as a minority business enterprise under various state and municipal regulations.

		The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Adviser:

Name and Age
Affiliation
s with
Company
Affiliations with the Company's
Investment Adviser





Nathan A.
Chapman, Jr.
President
and
Chairman of
the Board
of
Directors
President, Chief Executive Officer
and Chairman of the Board of
Directors of Chapman Capital
Management, Inc.; Controlling
Stockholder, President, Chief
Executive Officer and Chairman of
The Chapman Co.  Chapman Capital
Management, Inc. is the wholly-owned
subsidiary of The Chapman Co.





Earl U. Bravo,
Sr.
Vice
President
Director of Chapman Capital
Management, Inc.; Director and Chief
Operating Officer of The Chapman Co.





Bonnie Shay
Gillette
Secretary
Secretary of Chapman Capital
Management, Inc.; Secretary of The
Chapman Co.





M. Lynn
Ballard

Treasurer
Treasurer of Chapman Capital
Management, Inc.; Controller of The
Chapman Co.


		The Investment Adviser has sole investment discretion for the Company and makes all decisions affecting assets in the Company's portfolio under the supervision of the Company's Board of Directors and in accordance with the Company's stated policies. The Investment Adviser selects investments for the Company and places purchase and sale orders on behalf of the Company. The advisory fee payable to the Investment Adviser is payable monthly in arrears computed at the annualized rate of .90% of the Company's average weekly net assets during the preceding month. As of June 30, 1996, since its commencement of operations the Company has paid the Investment Adviser $25,374 under the Advisory and Administrative Services Agreement.



BROKERAGE AND PORTFOLIO TRANSACTIONS

General

		In making portfolio investments, the Investment Adviser seeks to obtain the best net price and the most favorable execution of orders. The Investment Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide research advice or other services to the Company or the Investment Adviser. The Investment Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Company which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Investment Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Investment Adviser's overall responsibilities to the Company. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy. The Company's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which the Investment Adviser determines that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Company for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer. The prices paid to underwriters of newly issued securities typically include a concession paid by the issuer to the underwriter, and purchasers of after-market securities from dealers ordinarily are executed at a price between the bid and asked price. As of June 30, 1996, since its commencement of operations, the Company has paid an aggregate of approximately $5,300 in brokerage commissions.

		The Company may utilize The Chapman Co., an affiliate of the Company and its Investment Adviser (see "INVESTMENT ADVISORY SERVICES") in connection with a purchase or sale of securities when the Investment
Adviser believes that, in accordance with the considerations set forth above regarding portfolio investments, the broker's charge for the transaction does not exceed usual and customary levels. In the event that the services of The Chapman Co. are utilized in connection with a purchase or sale of securities to or by the Company, its commissions, fees or other remuneration for effecting such transaction will not exceed usual and customary broker's commissions if the sale is effected on a securities exchange or two percent of the sales price if the sale is effected in connection with a secondary distribution of such securities or one percent of the purchase or sale price of such securities if the sale is otherwise effected unless a larger commission is approved by the Securities and Exchange Commission. The Chapman Co. is a full-service brokerage and investment banking firm. As such, it provides financial and advisory services pursuant to agreements to a variety of emerging companies that fit within the Company's investment objectives. As a result, the Company may invest in companies that have such agreements with The Chapman Co. or its affiliates. As of June 30, 1996, the Company has paid approximately $5,300 in brokerage commissions to The Chapman Co. since its commencement of operations, which amount represents 100% of the Company's aggregate brokerage commissions paid during such period. Transactions through The Chapman Co. represent 100% of the aggregate dollar amount of the Company's brokerage transactions involving the payment of commissions since the Company's commencement of operations.

		Research services furnished by broker-dealers through which the Company effects securities transactions may be used by the Investment
Adviser in managing other investment accounts and, conversely, research services furnished to the Investment Adviser by broker-dealers in connection with other accounts the Investment Adviser advises may be used by the Investment Adviser in advising the Company. Although it is not possible to place a dollar value on these services, the Investment Adviser is of the view that the receipt of such services should not reduce the overall costs of its research services.

		Investment decisions for the Company are made independently from those of other investment accounts managed by the Investment Adviser. If those accounts are prepared to invest in, or desire to dispose of such investments at the same time as the Company, however, available investments or opportunities for sales will be allocated equitably to each client of the Investment Adviser. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Company or the price paid or received by the Company.


STOCK PURCHASES AND TENDERS

		Although shares of closed-end investment companies sometimes trade at premiums over net asset value, they frequently trade at discounts. The Company cannot predict whether the Common Stock will trade above, at or below net asset value. The Company believes that, if the Common Stock trades at a discount to net asset value, the share price will not adequately reflect the value of the Company to investors and that investors' financial interests will be furthered if the market price of the Common Stock more closely reflects net asset value per share of the Common Stock. For these reasons, the Company's Board of Directors currently intends to consider from time to time repurchases of Common Stock on the open market or in private transactions or the making of tender offers for Common Stock. The Company may repurchase shares of its Common Stock in the open market or in privately negotiated transactions when the Company can do so at prices below the current net asset value per share on terms that the Board of Directors believes represent a favorable investment opportunity.
In addition, the Board of Directors may consider, from time to time, but not more frequently than once every two years, making an offer to each Common Stock shareholder of record to purchase at net asset value shares of Common Stock owned by the shareholder. The Company does not have a fundamental policy with respect to the repurchase of Common Stock and these repurchases are discretionary.

		Before authorizing any repurchase of Common Stock or tender offer to the Common Stock shareholders, the Company's Board of Directors would consider all relevant factors, including the market price of the Common
Stock, its net asset value per share, the liquidity of the Company's securities positions, the effect an offer or repurchase might have on the Company or its shareholders and relevant market conditions. Any offer would be made in accordance with the requirements of the 1940 Act and the Securities Exchange Act of 1934. Although the matter will be subject to the review of the Board of Directors at the time, a tender offer is not expected to be made if the anticipated benefit to shareholders and the Company would not be commensurate with the anticipated cost to the Company, or if the number of shares expected to be tendered would not be material.

		No assurance can be given that repurchases and/or tenders will result in the Common Stock's trading at a price that is close or equal to net asset value. The market price of the Common Stock will, among other things, be determined by the relative demand for, and supply of, the Common Stock in the market, the Company's investment performance, the Company's dividends and investor perception of the Company's overall attractiveness as an investment as compared with other investment alternatives. The Company's acquisition of Common Stock will decrease the total assets of the Company and therefore have the effect of increasing the Company's expense ratio. The Company may borrow money to finance the repurchase of shares subject to the limitations described in this Statement of Additional Information. Any interest on the borrowings will reduce the Company's net income. Because of the nature of the Company's investment objectives, policies and securities holdings, the Investment Adviser does not anticipate that, under normal market conditions, (1) repurchases and tenders will have an adverse effect on the Company's investment performance or (2) it will have any material difficulty in disposing of securities to consummate Common Stock repurchases and tenders.

		When a tender offer is authorized to be made by the Company's Board of Directors, it will be an offer to purchase at a price equal to the net asset value of all (but not less than all) of the shares owned by a Common Stock shareholder (or attributed to the shareholder for federal income tax purposes under the Code). A shareholder who tenders all Common Stock shares owned or considered owned by him or her, as required, will realize a taxable gain or loss depending upon such person's basis in such shares.

		The policy of the Company's Board of Directors with respect to tender offers and to repurchases, which may be changed by the Board of Directors, is that the Company will not accept tenders or effect repurchases if (1) those transactions, if consummated, would (a) result in the exclusion of the Common Stock from the Nasdaq SmallCap MarketSM or
(b) impair the Company's status as a regulated investment company under the Code; (2) the Company would not be able to liquidate securities to repurchase Common Stock in an orderly manner that is consistent with the Company's investment objectives and policies; or (3) there is, in the Board's judgment, any material (a) legal action or proceeding instituted or threatened challenging the transactions or otherwise materially adversely affecting the Company, (b) suspension of or limitation on prices for trading securities generally on the Nasdaq SmallCap MarketSM or any exchange on which securities held by the Company are traded, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by banks in the United States, (d) limitation affecting the Company or issuers of securities held by the Company imposed by federal, state or local authorities on the extension of credit by lending institutions,
(e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or
(f) other event or condition that would have a material adverse effect on the Company or its shareholders if shares of Common Stock were repurchased. The Board of Directors may modify these conditions in light of experience.

		If the Company liquidates securities in order to repurchase shares of Common Stock, the Company may realize gains and losses. Gains, if any, may be realized on securities held for less than three months. Because the Company must derive less than 30% of its gross income for any taxable year from the sale or disposition of securities held for less than three months in order to retain the Company's regulated investment company status under the Code, gains realized by the Company upon a liquidation of securities held for less than three months would reduce the amount of gain on the sale of other securities held for less than three months that the Company could realize in the ordinary course of its investment operations, which may adversely affect the Company's performance. The Company's turnover rate may or may not be affected by the Company's repurchases of shares of Common Stock pursuant to a tender offer.

PERFORMANCE INFORMATION

		The performance of the Company may be compared to the record of the Standard & Poor's Corporation 500 Stock Index ("S&P 500 Stock Index"), the Nasdaq Composite Index, the Russell 2000 Index, the Wilshire 5000
Equity Index, the DEM Index, the DEM Universe of companies and returns quoted by Ibbotson Associates. The S&P 500 Stock Index is a well known measure of the price performance of 500 leading larger domestic stocks which represents approximately 80% of the market capitalization of the United States equity market. In comparison, the Nasdaq National Market
System is comprised of all stocks on Nasdaq's National Market System, as well as other Nasdaq domestic equity securities. The Nasdaq Composite
Index has typically included smaller, less mature companies representing
10% to 15% of the capitalization of the entire domestic equity market.
Both indices are unmanaged and capitalization weighted. In general, the securities comprising the Nasdaq Composite Index are more growth oriented and have a somewhat higher "beta" and P/E ratio than those in the S&P 500
Stock Index. The Russell 2000 Index is a capitalization weighted index which measures total return (and includes in such calculation dividend income and price appreciation). The Russell 2000 is generally regarded as a measure of small capitalization performance. It is a subset of the Russell 3000 Index. The Russell 3000 is comprised of the 3000 largest U.S. companies. The Russell 2000 is comprised of the smallest 2000 companies in the Russell 3000 Index. The Wilshire 5000 Index is a broad measure of market performance and represents the total dollar value of all common stocks in the United States for which daily pricing information is available. This index is also capitalization weighted and captures total return. The DEM Universe is a growing list of companies identified by the Investment Advisor that are controlled by African-Americans, Asian-
Americans, Latin/Hispanic-Americans or women. The DEM Index was created by the Investment Advisor and is comprised of 30 companies from the DEM
Universe that reflect the market capitalization and industry classification characteristics of the DEM Universe. The DEM Index is weighted by market capitalization and is intended as a performance measure of the DEM
Universe. The small company stock returns quoted by Ibbotson Associates are based upon the smallest quintile of the New York Stock Exchange, as well as similar capitalization stocks on the American Stock Exchange and Nasdaq. This data base is unmanaged and capitalization weighted.

		The total returns for all indices used show the changes in prices for the stocks in each index. However, only the performance data for the S&P 500 Stock Index and the Ibbotson Associates performance data assume reinvestment of all capital gains distributions and dividends paid by the stocks in each data base. Tax consequences are not included in such illustrations, nor are brokerage or other fees or expenses reflected in the Nasdaq Composite or S&P 500 Stock figures. In addition, the Company's total return or performance may be compared to the performance of other funds or other groups of funds that are followed by Morningstar, Inc. a widely used independent research firm which ranks funds by overall performance, investment objectives and asset size. Morningstar proprietary ratings reflect risk-adjusted performance. The ratings are subject to change every month. Morningstar's ratings are calculated from a fund's three-year and five-year average annual returns with appropriate sales charge adjustments and a risk factor that reflects fund performance relative to three-month Treasury bill monthly returns. Ten percent of the funds in an asset class receive a five star rating. The Company's total return or performance may also be compared to the performance of other funds or groups of funds by other financial or business publications, such as Business Week, Investors Daily, Mutual Fund Forecaster, Money Magazine,
Wall Street Journal, New York Times, Baron's, and Lipper Analytical
Services. The Company's performance may also be compared, from time to time, to (a) indices of stocks comparable to those in which the Company invests; (b) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Company.
Certain government statistics, such as the Gross National Product, may be used to illustrate the investment attributes of the Company or the general economic business, investment or financial environment in which the Company operates.

Additional Performance Information for the Fund

		The Company may reflect its total return in advertisements and shareholder reports. Total investment return is one recognized method of measuring investment company investment performance. Quotations of average annual total return will be shown in terms of the average annual compounded rate or return on a hypothetical investment in the Company over a period of 1 year, 5 years and over the life of the Company. This method of calculating total return is based on the following assumptions, all dividends and distributions by the Company are reinvested in shares of the Company at net asset value; all recurring fees are included for applicable periods. Total return may also be expressed in terms of the cumulative value of an investment in the Company at the end of a defined period of time.


FINANCIAL STATEMENTS

Index to Financial Statements

	Page

Report of Independent Public Accountants		F-2

Financial Statements (audited)
	Statement of Assets and Liabilities		F-3
	Statement of Operations		F-4
	Statement of Changes in Net Assets		F-5
	Notes to Financial Statements		F-6
	Statement of Portfolio Investments		F-9
	Financial Highlights		F-10

Interim Financial Statements (unaudited)
	Statement of Assets and Liabilities		F-11
	Statement of Operations		F-12
	Statement of Changes in Net Assets		F-13
	Notes to Interim Financial Statements		F-14
	Investment in Securities as of June 30, 1996		F-16



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders of DEM, Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of portfolio investments, of DEM, Inc. (a Maryland corporation), as of December 31, 1995, and the related statements of operations, changes in net assets and financial highlights from inception (November 30, 1995) through December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities and portfolio investments referred to above presents fairly, in all material respects, the financial position of DEM, Inc. as of December 31, 1995, and the results of its operations, changes in net assets and financial highlights from inception (November 30, 1995) through December 31, 1995, in conformity with generally accepted accounting principles.

	ARTHUR ANDERSEN, LLP




Baltimore, Maryland,
	February 16, 1996




DEM, INC.


STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1995


ASSETS:





	Cash and cash equivalents (Note 2)

$	4,812,175

	Deferred organizational costs (Note 2)

	49,675

	Interest receivable

	2,431

			Total assets

	4,864,281





LIABILITIES:



	Accrued expenses (Note 2)

	121,481





NET ASSETS - equivalent to $13.77 per share on 344,457
	shares of common stock outstanding


$	4,742,800





SUMMARY OF SHAREHOLDERS' EQUITY (Note 4):



	Common stock, $.00001 par value,
500,000,000 shares
		authorized, 344,457 shares issued and
outstanding


$	3

	Additional paid-in capital

	4,740,912

	Undistributed net investment income

	1,885

			Net assets applicable to outstanding
common stock

$	4,742,800







The accompanying notes are an integral part of this statement


DEM, INC.


STATEMENT OF OPERATIONS

FROM INCEPTION (NOVEMBER 30, 1995) THROUGH DECEMBER 31, 1995


INVESTMENT INCOME:





	Interest income (Note 2)

$	2,431





EXPENSES:



	Administrative, management and investment advisory
		expenses (Notes 2 and 3)


	546





			Net investment income and net
increase in net
				assets resulting from operations


$	1,885








The accompanying notes are an integral part of this statement.



DEM, INC.


STATEMENT OF CHANGES IN NET ASSETS

FROM INCEPTION (NOVEMBER 30, 1995) THROUGH DECEMBER 31, 1995


INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS





	Net investment income (Note 2)

$	1,885

			Net increase in net assets resulting
from operations

	1,885





CAPITAL SHARE TRANSACTIONS:



	Common shares issued, net of issuance
costs (Note 4)

	4,740,915

			Net increase in net assets resulting
from capital
				shares transactions


	4,740,915





TOTAL INCREASE IN NET ASSETS

	4,742,800

NET ASSETS, beginning of the period

	-

NET ASSETS, end of the period

$	4,742,800




The accompanying notes are an integral part of this statement.


DEM, INC.


NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1995



1.	ORGANIZATION:

DEM, Inc. (the Company) was incorporated on October 20, 1995, in the State of Maryland and is registered as a nondiversified close-ended management investment company under the Investment Company Act of 1940, as amended.
As of December 31, 1995, the Company's only operations were the issuance of 344,417 shares of common stock, with the proceeds being invested in a mutual fund.

The principal investment objective of the Company is long-term growth through capital appreciation. Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation. The Company will retain maximum flexibility as to the types of investments it may make and it will be permitted to invest in portfolio companies with large and small market capitalizations. The Company, however, intends to seek to invest a substantial portion of its assets in securities of domestic emerging companies with smaller market capitalizations. There can be no assurance that the Company's objectives will be achieved. The Company's investment objectives and policies may be changed by the Board of Directors without the approval of shareholders. Most of the Company's investments are expected to be in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets.

While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes and other similar securities, if the Investment Adviser deems such investments advisable.

2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 1995, consist of funds invested in the Fidelity Institutional U.S. Government Cash Portfolio II, stated at cost which is market.



Deferred Organizational Costs

Costs incurred to organize the Company totaling $49,675 have been deferred and will be amortized on a straight-line basis over a five-year period. As the Company completed its share transactions on December 28, 1995, amortization of the organizational costs will begin on January 1, 1996.

If any of the initial shares of the Company are redeemed by any shareholder during the period organizational costs are being amortized, the redemption proceeds will be reduced by the pro-rata amount of the unamortized organizational costs, based on the number of initial shares being redeemed to the number of initial shares outstanding.

Accrued Expenses

Accrued expenses includes $16,306 payable to Chapman Capital Management, Inc. and $45,000 payable to an officer of the Company for costs paid on behalf of the Company, and $546 due to Chapman Capital Management for administrative and investment advisory expenses.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts will be collected.

Income Taxes

The Company intends to elect and qualify each year to be treated as a regulated investment company (a RIC) for Federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Company must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Company otherwise qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will not be subject to Federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income. In addition, the Company will be subject to a nondeductible 4% excise tax on the amount by which the amount it distributes in any calendar year is less than a statutorily-designated, required amount of its regulated investment company income and its capital gain net income (generally 98%).

3.	INVESTMENT ADVISORY AGREEMENT:

The investment adviser to the Company is Chapman Capital Management, Inc. (the Advisor and CCM). Pursuant to an Investment Advisory Agreement, the Adviser will receive an advisory fee from the Company at an annual rate of
 .90% of the average weekly net assets of the Company. CCM also serves as the Company's administrator and is compensated for those services at an annual rate of .15% of the average weekly net assets of the Company.

4.	SHAREHOLDERS' EQUITY:

The Company issued 6,667 shares of common stock to Chapman Capital Management, Inc. on November 3, 1995 for $15 per share and another 337,750 shares to the public on December 23, 1995. Subsequent to year-end, Chapman Capital Management, Inc. purchased an additional 196,400 shares of the Company's common stock from the public. The shares issued to the public were issued at $15 per share, less $1.05 per share for sales commissions and fees. Sales commissions and fees of $354,679 were paid to The Chapman Co. for underwriting management fees and broker commissions. The Company incurred $71,260 of costs related to offering shares to the public. This cost has been charged against the proceeds received from the public stock offering.

The Company has a dividend reinvestment plan (the Plan). Shareholders of record, whose shares are registered in his or her name, will automatically be a participant in the Plan, unless the shareholder specifically elects to receive dividends and capital gains in cash paid by check. The Company instructs the stock transfer agent to buy shares in the open market or to issue new shares. When the Company issues new shares, the price is equal to the last sale price at the close of the previous trading day. If there is no sale on that date, then the mean between the closing bid and asked quotations for such common stock on such date is used.

5.	SUBSEQUENT EVENT:

As of February 16, 1996, the Company had invested $275,500 to purchase 15,000 shares of stock in 15 different domestic emerging companies. These shares had a market value of approximately $280,000 as of February 16, 1996.


DEM, INC.


STATEMENT OF PORTFOLIO INVESTMENTS

AS OF DECEMBER 31, 1995


	Principal

	Carrying

	Amount

	Value


$
4,812,175
Fidelity Institutional U.S. Government
	Cash Portfolio II (stated at cost which
is market)

$	4,812,175



The accompanying notes are an integral part of this statement.


DEM, INC.


FINANCIAL HIGHLIGHTS

FROM INCEPTION (NOVEMBER 30, 1995) THROUGH DECEMBER 31, 1995


CHANGE IN NET ASSETS PER SHARE:





	Net asset value on issuance of shares

$	13.97

	Net from investment operations

	.01

	Dilutive effect of organizational costs

	(.21)

			Net asset value, end of the period

$	13.77





RATIOS TO AVERAGE NET ASSETS:



	Expenses

	.04%

	Net investment income

	1.45%





SUPPLEMENTAL DATA:



	Net assets, end of the period

$	4,742,800




The accompanying notes are an integral part of this statement.


DEM, Inc.
Statement Of Assets and Liabilities	June 30, 1996 (Unaudited)

Assets

Common Stock Investments (Cost $2,186,275)
$2,307,855

Short-term Investments - at cost plus interest
earned
2,472,805

Interest Receivable
319

Prepaid Expenses
41,315

Deferred Organizational Expense
     44,707


4,867,001




Liabilities


Investment Advisory Fee Payable
3,467

Administrator Fee Payable
578

Accrued Expenses
       4,469


       8,514




Net Assets - equivalent to $14.10 per share on


       344,480 shares of Common Stock outstanding
$4,858,487




Summary of Stockholders' Equity


Common Stock, par value $.00001 per share:
authorized


       500,000,000 shares; issued and outstanding
344,480 shares
3

Capital Surplus
4,741,251

Overdistributed Net Investment Income
(3,371)

Accumulated Net Realized Loss on Investments
(976)

Unrealized Appreciation of Investments
   121,580

Net Assets Applicable to outstanding Common Stock
$4,858,487


See notes to financial statements


DEM, Inc.
Statement Of Operations (Unaudited)

								  For the Six Months Ended
									June 30, 1996
Investment Income




Dividend Income (Net of withholding
tax of $180)
$  3,131


Interest Income
86,666




89,797





Advisory Fees
21,749


Transfer Agent Fees
15,579


Legal and Auditing Fees
14,169


Directors' Fees and Expenses
6,234


Organizational Expenses
4,968


Administrative Fees
3,625


Custodian Fees
3,274


Other Expenses
    8,232




77,830

Net Investment Income

$11,967









Realized and Unrealized Gain On
Investments



Net Realized Loss on Investments
(976)


Net Unrealized Appreciation
121,580


Net Realized and Unrealized Gain on
Investments

120,604

Net Increase in Net Assets Resulting
from Operations

$132,571






See notes to financial statements


DEM, Inc.
Statement of Changes in Net Assets



For the Six
Months
November 30,
1995*


Ended June 30,
1996
through


(Unaudited)
December 31, 1995

Operations




Net Investment Income
$       11,967
$        1,885

Net Realized Loss on
Investments
(976)
0

Net Increase in Unrealized
Appreciation



       of Investments
      121,580
               0





Net Increase in Net Assets
Resulting



       From Operations
132,571
1,885





Distributions to
Shareholders from:



       Net Investment Income
(17,222)
0

       Net Realized Gain on
Investments

0
               0





Net Decrease in Net Assets
Resulting



       From Distribution to
Shareholders
(17,222)
0





Increase in Net Assets from
Fund Share



       Transactions

338
4,740,915





Total Increase
115,687
4,742,800





Net Assets



Beginning of year
4,742,800
               0





End of Period (including
overdistributed



       net investment income
of $3,371 and



       undistributed net
investment income



       of  $1,885,
respectively)
$4,858,487
$4,742,800


* Inception
   See notes to financial statements



DEM, Inc.
Notes to Financial Statements	 June 30, 1996 (Unaudited)


1.	ORGANIZATION

DEM, Inc. (the Company) was incorporated on October 20, 1995, in the state of Maryland and is registered as a nondiversified closed-end management investment company under the Investment Company Act of 1940, as amended.

The principal investment objective of the Company is long-term growth through capital appreciation. Both capital appreciation and income will be considered in the selection of investments, but primary emphasis will be on capital appreciation. The Company will retain maximum flexibility as to the types of investments it may make and it will be permitted to invest in portfolio companies with large and small market capitalizations. The Company, however, intends to seek to invest a substantial portion of its assets in securities of domestic emerging companies with smaller market capitalizations. There can be no assurance that the Company's objectives will be achieved. The Company's investment objectives and policies may be changed by the Board of Directors without the approval of shareholders. Most of the Company's investments are expected to be in marketable common stocks or marketable securities convertible into common stock traded on an exchange or in the over-the-counter markets.

While the primary objective of the Company is to seek long-term growth through capital appreciation, the Company may invest its assets in income producing securities such as non-convertible preferred stock, bonds, debentures, notes and other similar securities, if the Investment Advisor deems such investments advisable.


2.	SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

These statements are unaudited, and certain information and footnote disclosures normally included in the Company's annual financial statements have been omitted, as permitted under the applicable rules and regulations. The results of operations presented in the accompanying financial statements are not necessarily representative of operations for an entire year.

Deferred Organizational Costs

Costs incurred to organize the Company totaling $49,675 have been deferred and will be amortized on a straight-line basis over a five-year period.

If any of the initial shares of the Company are redeemed by any shareholder during the period organizational costs are being amortized, the redemption proceeds will be reduced by the pro-rata amount of the unamortized organizational costs, based on the number of initial shares outstanding.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts will be collected.

Income Taxes

The Company intends to elect and qualify each year to be treated as a regulated investment company (RIC) for Federal income tax purposes in accordance with Subchapter M of the Internal Revenue Code of 1986, as amended. In order to so qualify, the Company must satisfy certain tests regarding the source of its income, diversification of its assets and distribution of its income. If the Company otherwise qualifies as a regulated investment company and distributes to its stockholders at least 90% of its investment company taxable income, then the Company will not be subject to Federal income tax on the income so distributed. However, the Company would be subject to corporate income tax on any undistributed income. In addition, the Company will be subject to nondeductible 4% excise tax on the amount by which it distributes in any calendar year is less than a statutorily-designated, required amount of its regulated investment company income and its capital gain net income (generally 98%).

3.	INVESTMENT ADVISORY AGREEMENT

The investment advisor to the Company is Chapman Capital Management, Inc. (the Advisor and CCM). Pursuant to an Investment Advisory Agreement, the Adviser will receive an advisory fee from the Company at an annual rate of
 .90% of the average weekly net assets of the Company. CCM also serves as the Company's administrator and is compensated for those services at an annual rate of .15% of the average weekly net assets of the Company.


DEM, Inc.
Portfolio of Investments June 30, 1996 (Unaudited)

Common Stock - 47.5%

Shares

Value


Banking - 12.0%


9,500
BanPonce Corporation
$427,500

1,000
Capital Bancorp/Miami, Florida
28,250

15,000
Carver Federal Savings Bank*
120,000

1,000
Independence Federal Savings Bank*
    7,500



583,250






Communications - 5.7%


11,000
Mastec, Inc.*
277,750






Computers - 0.1%


1,000
Micronics Computers, Inc.*
    2,562






Consumer Products - 6.9%


13,000
Warnaco Group, Inc.
334,750






Consumer Services - 0.4%


1,000
Jenny Craig, Inc.*
  17,875






Clothing and Fabrics - 3.5%


10,000
Supreme International Corporation*
172,500






Electronics - 2.8%


3,500
Lattice Semiconductor Corporation*
84,438

4,000
S3, Inc.*
  49,250



133,688






Food - 4.9%


6,710
Tootsie Roll Industries, Inc.
239,043



DEM, Inc.
Portfolio of Investments (Continued)


Common Stock - continued

Shares

Value


Healthcare - 0.5%


1,000
Owen Healthcare, Inc.*
  $
13,875

1,000
United American Healthcare Corporation*
    10,500



    24,375






Media/Publishing - 3.5%


5,000
BET Holdings*
131,875

3,000
Granite Broadcasting Corporation*
     38,812



   170,687






Pharmaceutical - 3.9%


5,000
Watson Pharmaceuticals, Inc.*
   189,375






Technology - 3.3%


1,000
Envirotest Systems*
2,750

4,000
Osicom Technologies, Inc.*
65,500

10,000
Sigma Designs, Inc.*
     93,750



   162,000






Total Common Stock
$2,307,855













Short-term Investments - 50.9%
Principal

Value


Money Markets - 1.5%


70,889
Fidelity Institutional U.S. Government
Cash Portfolio II
 $
70,889



DEM, Inc.
Portfolio of Investments (Continued)


Short-term Investments - Continued

Principal

Value


Discount Notes - 49.4%


130,000
Federal Home Loan Bank Discount Notes



5.29%, due 7/1/96
$   130,000

740,000
Federal National Mortgage Association
Discount Notes



5.24%, due 7/3/96
739,785

500,000
Federal Home Loan Bank Discount Notes



5.24%, due 7/9/96
499,418

290,000
Federal Farm Credit Bank Discount Notes



5.29%, due 7/10/96
289,616

245,000
Federal Home Loan Bank Discount Notes



5.29%, due 7/11/96
244,640

500,000
Federal Home Loan Mortgage Corp.
Discount Notes



5.29%, due 7/22/96
   498,457



$2,401,916



Total Short-term Investments
$2,472,805






Total Investments - 98.3%
$4,780,660


* Non-income producing during the period
   See notes to financial statements

BA3DOCS1/0045938.01 EDGAR VERSION of BA3DOCS1/0045000.01








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